UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22480

Adviser Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: July 31, 2026

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report: July 31, 2026

Diversified Equity Fund

Adviser Managed Trust: DAACX

Fund Overview

This annual shareholder report contains important information about Diversified Equity Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Fund	$55	0.50%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Diversified Equity Fund	S&P 500 Index (USD) (TR)Footnote Reference*
Mar/22	$10,000	$10,000
Jul/22	$8,862	$9,021
Jul/23	$9,692	$10,195
Jul/24	$11,494	$12,453
Jul/25	$12,464	$14,486
Jul/26	$14,972	$17,321
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund modestly outperformed its benchmark, the S&P 500 Index (USD) (TR)—a market-weighted index that tracks the performance of the 500 largest publicly traded U.S. companies and is considered representative of the broad U.S. stock market—for the 12-month period ending July 31, 2026.

The Fund outperformed the benchmark S&P 500 Index for the reporting period due to the outperformance of three of the four indexes that the Fund’s equity components seek to replicate as part of its passive index-based investment strategy. The Fund’s benchmark, the S&P 500, returned 19.56% over the reporting period, while the underlying indexes the Fund seeks to replicate returned the following: the Russell 1000 Index returned 18.94%, while the Russell 2000, MSCI EAFE, and MSCI Emerging Markets indexes outperformed the Fund’s benchmark, returning 34.18%, 24.33%, and 36.44%, respectively, for the period.

The Fund’s strategy is implemented by SSGA Funds Management, Inc., as sub-adviser under the general supervision of SEI Investments Management Corporation (SIMC). The Fund remained in the strategy for the entire reporting period.

Global equity markets posted notable gains over the reporting period. Non-U.S. stocks outperformed U.S. equities. Among non-U.S. stocks, emerging-market equities meaningfully outperformed their developed-market counterparts, though both groups delivered notable positive absolute returns. U.S. large-cap stocks, as represented by the broad-market S&P 500 Index, significantly underperformed their small-cap counterparts, as measured by the Russell 2000 Index, though both asset classes delivered meaningful positive absolute returns. Energy, healthcare, and information technology were the strongest-performing sectors within the S&P 500 Index for the reporting period, while the consumer discretionary and utilities sectors were the primary market laggards, though all sectors within the index delivered positive absolute performance.

Average Annual Total Returns as of July 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
Diversified Equity Fund	20.12%	9.75%
S&P 500 Index (USD) (TR)Footnote Reference*	19.56%	13.49%

Since its inception on March 30, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$399,337	1,698	$151	6%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.2%
Rights	0.0%
Exchange-Traded Fund	0.0%
Cash Equivalent	0.9%
Real Estate	1.8%
Utilities	2.0%
Materials	2.0%
Energy	3.0%
Consumer Staples	4.3%
Communication Services	8.0%
Health Care	8.4%
Consumer Discretionary	8.7%
Industrials	10.0%
Financials	12.9%
Information Technology	28.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	5.4%
Apple	5.1%
Microsoft Corp	4.0%
Amazon.com Inc	3.0%
Alphabet Inc, Cl A	2.4%
Broadcom Inc	2.1%
Alphabet Inc, Cl C	1.9%
Meta Platforms, Cl A	1.4%
Berkshire Hathaway Inc, Cl B	1.1%
JPMorgan Chase & Co	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://holdings.seic.com/amt_holdings/

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Diversified Equity Fund

Adviser Managed Trust: DAACX

Annual Shareholder Report: July 31, 2026

DAACX-AR-2026

Annual Shareholder Report: July 31, 2026

Enhanced Fixed Income Fund

Adviser Managed Trust: AAEZX

Fund Overview

This annual shareholder report contains important information about Enhanced Fixed Income Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Fixed Income Fund	$42	0.41%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Enhanced Fixed Income Fund	Bloomberg Global Aggregate Index (USD) (TR)Footnote Reference*	50/50 US High Yield Constrained Index/JPM EMBI Global Diversified IndexFootnote Reference†
Feb/23	$10,000	$10,000	$10,000
Jul/23	$10,042	$9,833	$10,232
Jul/24	$10,893	$10,128	$11,268
Jul/25	$11,659	$10,573	$12,275
Jul/26	$12,342	$10,742	$13,124
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	EMBI – Emerging Markets Bond Index

How did the Fund perform in the last year?

The Fund, which is managed using a passive approach, underperformed its benchmark, the AMT TOEFI Risk Benchmark—a 50%/50% blend of the ICE BofA US High Yield Constrained Index and the J.P. Morgan EMBI Global Diversified Index—for the 12-month period ending July 31, 2026.

In the final four months of 2025, the Federal Reserve (Fed) reduced the federal funds target rate by a cumulative 75 basis points (0.75%) to a range of 3.50% to 3.75%, and then held the rate steady through July 2026. The steady rate path occurred as inflation remained above the Fed’s 2% target and developments in the U.S.-Israel-Iran conflict in the Middle East contributed to higher energy prices and uncertainty around the outlook for inflation and interest rates.

The U.S. Treasury yield curve flattened during the reporting period, with front-end yields moving higher than longer-term yields as markets shifted from pricing in rate cuts in 2026 toward the possibility of additional rate increases. U.S. high-yield bonds, as measured by the ICE BofA US High Yield Constrained Index, gained 5.02% for the 12-month reporting period. High-yield spreads remained tight and closed the period at 285 basis points (2.85%), while the yield to worst—a measure of the lowest possible yield that can be received on a bond with an early redemption provision—increased slightly to 7.19%. Hard-currency emerging-market (EM) debt, as measured by the J.P. Morgan EMBI Global Diversified Index, returned 8.81% during the reporting period and outperformed global high-yield bonds, as represented by the ICE BofA Global High Yield Index. EM debt performance was supported by a generally strong global economy and attractive yields. Local-currency issues slightly outperformed their hard-currency counterparts, as many local currencies appreciated against the U.S. dollar over the reporting period.

Average Annual Total Returns as of July 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
Enhanced Fixed Income Fund	5.85%	6.20%
Bloomberg Global Aggregate Index (USD) (TR)Footnote Reference*	1.60%	2.07%
50/50 US High Yield Constrained Index/JPM EMBI Global Diversified IndexFootnote Reference†	6.91%	8.09%

Since its inception on February 1, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$48,488	3	$46	1%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.5%
Exchange-Traded Funds	98.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Portfolio High Yield Bond ETF	49.6%
SPDR Bloomberg Emerging Markets USD Bond ETF	49.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://holdings.seic.com/amt_holdings/

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Enhanced Fixed Income Fund

Adviser Managed Trust: AAEZX

Annual Shareholder Report: July 31, 2026

AAEZX-AR-2026

Annual Shareholder Report: July 31, 2026

Core Fixed Income Fund

Adviser Managed Trust: AAEYX

Fund Overview

This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund	$33	0.33%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	Core Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Jan/24	$10,000	$10,000
Mar/24	$10,010	$10,039
Jun/24	$10,014	$10,046
Sep/24	$10,539	$10,568
Dec/24	$10,203	$10,244
Mar/25	$10,474	$10,529
Jun/25	$10,589	$10,656
Sep/25	$10,798	$10,873
Dec/25	$10,889	$10,992
Mar/26	$10,889	$10,987
Jun/26	$10,954	$11,060
Jul/26	$10,801	$10,916
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund, which is managed using a passive approach, modestly underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index—which tracks the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market—for the 12-month period ending July 31, 2026.

In the final four months of 2025, the Federal Reserve (Fed) reduced the federal funds target rate by a cumulative 75 basis points (0.75%) to a range of 3.50% to 3.75%, and then held the rate steady through July 2026. The pause reflected a still-cautious policy backdrop as inflation remained above the Fed’s 2% target and geopolitical tensions in the Middle East contributed to higher oil prices and additional uncertainty around the outlook for inflation and interest rates.

The U.S. Treasury yield curve flattened during the reporting period, with front-end yields moving higher than longer-term yields as market expectations shifted from rate cuts in 2026 toward the possibility of additional rate increases. Despite the less-supportive interest-rate backdrop, spread sectors generated positive excess returns. Spreads on investment-grade corporate bonds remained tight, supported by elevated yields and a still-solid economic backdrop. Asset-backed securities (ABS) outperformed comparable-duration U.S. Treasurys, as relatively resilient U.S. consumer spending continued to bolster the sector; however, some signs of consumer weakness began to emerge through lower savings rates and increased credit card usage. Agency mortgage-backed securities (MBS) also modestly outperformed, as the sector continued to offer incremental spread over Treasurys. Overall, credit-sensitive and securitized sectors benefited from steady demand for income.

Average Annual Total Returns as of July 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
Core Fixed Income Fund	2.34%	3.10%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.71%	3.53%

Since its inception on January 22, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$186,991	644	$109	22%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Municipal Bonds	0.1%
Asset-Backed Securities	0.4%
U.S. Government Agency Obligations	0.6%
Materials	0.6%
Real Estate	0.9%
Consumer Staples	1.5%
Consumer Discretionary	1.5%
Energy	1.6%
Communication Services	1.8%
Industrials	1.9%
Sovereign Debt	2.0%
Information Technology	2.0%
Utilities	2.4%
Health Care	2.6%
Financials	8.4%
Mortgage-Backed Securities	24.7%
U.S. Treasury Obligations	45.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	01/31/29	2.9%
U.S. Treasury Notes	4.000%	01/31/31	2.6%
U.S. Treasury Bonds	4.750%	11/15/43	2.3%
U.S. Treasury Notes	3.750%	12/31/28	1.8%
U.S. Treasury Bonds	4.750%	11/15/53	1.7%
U.S. Treasury Notes	3.750%	12/31/30	1.7%
U.S. Treasury Notes	3.375%	12/31/27	1.7%
U.S. Treasury Notes	3.750%	04/15/28	1.6%
U.S. Treasury Notes	3.500%	10/15/28	1.4%
U.S. Treasury Notes	3.375%	02/29/28	1.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://holdings.seic.com/amt_holdings/

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Core Fixed Income Fund

Adviser Managed Trust: AAEYX

Annual Shareholder Report: July 31, 2026

AAEYX-AR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a)(2) The audit committee financial experts are Susan C. Cote and Christine Reynolds. Mses. Cote and Reynolds are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2026 and 2025 as follows:

		Fiscal Year 2026			Fiscal Year 2025
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$61,800	$0	N/A	$60,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$293,051	$0	$0	$350,248	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	See Item 4 (g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal Year 2026	Fiscal Year 2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)        Not applicable.

(g)       The aggregate non-audit fees and services billed by KPMG for the fiscal years 2026 and 2025 were $293,051 and $350,248, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17Ad-13.

(h)       During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)        Not applicable.

(j)        Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

July 31, 2026

ANNUAL FINANCIALS AND OTHER INFORMATION

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	37
Statements of Operations	38
Statements of Changes in Net Assets	39
Financial Highlights	40
Notes to Financial Statements	41
Report of Independent Registered Public Accounting Firm	57
Notice to Shareholders	58
Other Information (Form N-CSR Items 8-11)	59

SCHEDULE OF INVESTMENTS

July 31, 2026

Diversified Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 79.5%

Communication Services — 7.7%
Alphabet Inc, Cl A	26,713	$9,513
Alphabet Inc, Cl C	21,797	7,774
AppLovin, Cl A *	1,096	434
AST SpaceMobile, Cl A *	1,167	69
AT&T Inc	30,998	721
Charter Communications Inc, Cl A *	386	56
Comcast Corp, Cl A	16,185	388
EchoStar Corp, Cl A *	623	52
Electronic Arts Inc	1,141	239
Fox Corp	950	55
Fox Corp, Cl B	599	31
Globalstar *	220	18
Iridium Communications	451	21
Liberty Broadband Corp, Cl A *	79	3
Liberty Broadband Corp, Cl C *	532	18
Liberty Live Holdings, Cl A *	94	9
Liberty Live Holdings, Cl C *	218	22
Liberty Media -Liberty Formula One, Cl A *	108	10
Liberty Media -Liberty Formula One, Cl C *	997	98
Live Nation Entertainment Inc *	752	131
Madison Square Garden Sports *	77	30
Match Group	1,024	40
Meta Platforms, Cl A	10,076	5,609
Netflix Inc *	19,216	1,378
New York Times, Cl A	684	51
News Corp, Cl A	1,655	46
News Corp, Cl B	546	17
Nexstar Media Group Inc, Cl A	134	26
NIQ Global Intelligence *	227	3
Omnicom Group Inc	1,295	102
People *	319	13
Pinterest, Cl A *	2,198	53
Reddit, Cl A *	602	85
ROBLOX, Cl A *	2,901	103
Roku Inc, Cl A *	613	89
Sirius XM Holdings	902	27
Space Exploration Technologies, Cl A *	2,450	266
Spotify Technology *	1,001	500
Take-Two Interactive Software Inc *	841	204
TKO Group Holdings, Cl A	296	54
T-Mobile US Inc	2,226	384
Trade Desk Inc/The, Cl A *	1,827	33
Verizon Communications Inc	19,164	897
Versant Media Group	695	25
Walt Disney Co/The	8,119	781
Warner Bros Discovery *	10,970	289
		30,767
Consumer Discretionary — 7.5%
ADT Inc	2,434	19
Airbnb, Cl A *	1,912	290
Amazon.com Inc *	44,474	12,078
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Aptiv PLC *	1,000	$57
Aramark	1,255	72
AutoNation Inc *	124	26
AutoZone Inc *	76	229
Bath & Body Works	1,012	20
Best Buy Co Inc	919	79
Booking Holdings Inc	3,541	683
BorgWarner Inc	955	61
Boyd Gaming Corp	216	18
Bright Horizons Family Solutions Inc *	270	20
Brunswick Corp/DE	311	25
Burlington Stores Inc *	283	104
Caesars Entertainment *	901	27
CarMax Inc *	595	34
Carnival	5,880	164
Carvana Co, Cl A *	3,175	198
Cava Group *	474	31
Chewy, Cl A *	1,169	26
Chipotle Mexican Grill, Cl A *	5,889	219
Choice Hotels International Inc	129	14
Churchill Downs Inc	309	26
Columbia Sportswear Co	124	7
Crocs *	209	27
Darden Restaurants Inc	524	107
Deckers Outdoor Corp *	671	65
Dick's Sporting Goods Inc	302	59
Dillard's Inc, Cl A	14	8
Domino's Pizza Inc	132	46
DoorDash, Cl A *	1,718	337
DR Horton Inc	1,159	166
DraftKings, Cl A *	2,285	54
Duolingo, Cl A *	179	24
Dutch Bros, Cl A *	522	34
eBay Inc	2,052	234
Etsy Inc *	414	34
Expedia Group Inc	525	155
Five Below Inc *	256	56
Floor & Decor Holdings Inc, Cl A *	506	29
Flutter Entertainment *	643	67
Ford Motor Co	17,812	262
GameStop, Cl A *	1,948	42
Gap Inc/The	1,094	22
Garmin Ltd	747	219
General Motors Co	4,173	371
Gentex Corp	1,075	25
Genuine Parts Co	617	77
Grand Canyon Education *	132	19
H&R Block Inc	630	28
Hasbro Inc	617	58
Hilton Worldwide Holdings Inc	1,033	331
Home Depot	4,569	1,517
Hyatt Hotels Corp, Cl A	191	33
InterContinental Hotels Group PLC	269	44

Adviser Managed Trust	1

SCHEDULE OF INVESTMENTS

July 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Las Vegas Sands Corp	1,250	$61
Lear Corp	254	33
Lennar Corp, Cl A	928	76
Lennar Corp, Cl B	60	5
Lithia Motors, Cl A	101	39
LKQ Corp	1,234	28
Lowe's	2,563	533
Lululemon Athletica Inc *	444	53
Macy's Inc	1,317	33
Marriott International Inc/MD, Cl A	996	371
Mattel Inc *	1,457	22
McDonald's	3,250	880
MGM Resorts International *	831	37
Mohawk Industries Inc *	238	29
Murphy USA Inc	74	45
NIKE Inc, Cl B	5,491	229
Norwegian Cruise Line Holdings Ltd *	2,103	39
NVR Inc *	12	74
Ollie's Bargain Outlet Holdings Inc *	291	21
O'Reilly Automotive Inc *	3,842	343
Penske Automotive Group Inc	88	19
Planet Fitness, Cl A *	399	22
Pool Corp	149	28
PulteGroup Inc	855	108
PVH Corp	198	17
QuantumScape, Cl A *	1,994	10
Ralph Lauren Corp, Cl A	169	64
Rivian Automotive, Cl A *	3,684	56
Ross Stores	1,462	367
Royal Caribbean Cruises Ltd	1,164	371
Service Corp International/US	596	51
SharkNinja *	386	62
Somnigroup International	961	63
Starbucks	5,216	549
Stellantis *	3,661	21
Tapestry Inc	938	143
Tesla Inc *	13,390	4,167
Texas Roadhouse Inc, Cl A	315	65
Thor Industries	260	20
TJX Cos Inc/The	5,063	797
Toll Brothers Inc	435	63
Tractor Supply	2,360	73
Travel + Leisure	299	23
Ulta Beauty Inc *	196	101
Vail Resorts Inc	170	25
Valvoline Inc *	604	23
VF	1,669	24
Viking Holdings *	783	82
Wayfair Inc, Cl A *	446	38
Whirlpool Corp	255	10
Williams-Sonoma Inc	535	122
Wingstop Inc, Cl A	132	17
Wyndham Hotels & Resorts Inc	361	27
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Wynn Resorts Ltd	346	$34
YETI Holdings Inc *	392	19
Yum! Brands Inc	1,275	195
		29,904
Consumer Staples — 3.7%
Albertsons, Cl A	1,610	19
Altria Group Inc	7,643	522
Archer-Daniels-Midland Co	2,181	173
BJ's Wholesale Club Holdings Inc *	621	61
Brown-Forman Corp, Cl A	207	6
Brown-Forman Corp, Cl B	702	20
Bunge Global	587	62
Campbell's	922	20
Casey's General Stores	167	146
Celsius Holdings Inc *	782	23
Church & Dwight Co Inc	1,118	111
Clorox Co/The	586	56
Coca-Cola	17,802	1,559
Coca-Cola Consolidated Inc	248	47
Colgate-Palmolive Co	3,683	336
Conagra Brands Inc	2,263	33
Constellation Brands Inc, Cl A	644	84
Costco Wholesale Corp	2,033	1,935
Darling Ingredients Inc *	743	45
Dollar General Corp	995	126
Dollar Tree Inc *	837	107
elf Beauty Inc *	260	22
Estee Lauder Cos Inc/The, Cl A	1,112	93
Freshpet Inc *	226	13
General Mills Inc	2,475	89
Hershey Co/The	661	116
Hormel Foods Corp	1,375	34
Ingredion Inc	304	30
J M Smucker	493	59
JBS, Cl A	1,387	19
Kenvue	8,611	166
Keurig Dr Pepper Inc	5,889	183
Kimberly-Clark	1,521	166
Kraft Heinz Co/The	3,860	100
Kroger	2,565	148
Lamb Weston Holdings Inc	648	34
Maplebear *	678	30
McCormick & Co Inc/MD	1,204	61
Molson Coors Beverage, Cl B	664	28
Mondelez International Inc, Cl A	5,861	365
Monster Beverage Corp *	3,197	308
Nestle SA	4,830	482
PepsiCo Inc	6,247	872
Performance Food Group *	676	77
Philip Morris International	7,143	1,363
Pilgrim's Pride Corp	197	5
Post Holdings Inc *	172	16
Primo Brands, Cl A	1,221	28

2	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Procter & Gamble Co/The	10,682	$1,543
Reynolds Consumer Products	259	7
Seaboard Corp	1	4
Smithfield Foods Inc	215	6
Sprouts Farmers Market Inc *	465	41
Sysco Corp	2,174	185
Target Corp	2,070	299
Tyson Foods, Cl A	1,235	72
US Foods Holding Corp *	989	100
Walmart Inc	20,112	2,236
		14,891
Energy — 2.8%
Antero Midstream	1,590	35
Antero Resources Corp *	1,377	50
APA	1,686	63
Baker Hughes a GE Co, Cl A	4,525	274
BP PLC	29,085	218
Cheniere Energy	967	255
Chevron Corp	8,499	1,673
Chord Energy	261	37
ConocoPhillips	5,579	672
Devon Energy Corp	5,133	232
Diamondback Energy Inc	882	179
DT Midstream	482	66
EOG Resources	2,445	364
EQT Corp	2,736	146
Expand Energy	1,033	97
ExxonMobil Holdings	19,072	2,965
Halliburton Co	3,773	122
HF Sinclair	692	63
Kinder Morgan Inc/DE	8,869	285
Marathon Petroleum Corp	1,344	425
Matador Resources	555	28
NOV	1,776	34
Occidental Petroleum Corp	3,260	186
ONEOK Inc	2,873	261
Ovintiv	1,271	79
Permian Resources, Cl A	3,677	78
Phillips 66	1,831	388
Range Resources Corp	1,122	45
Shell	10,553	482
SLB	6,826	338
Targa Resources Corp	968	262
Tenaris	603	17
Texas Pacific Land	273	110
Valero Energy Corp	1,351	423
Viper Energy, Cl A	874	39
Weatherford International	338	30
Williams	5,569	398
		11,419
Financials — 10.0%
Aegon	2,401	23
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Affiliated Managers Group	114	$42
Affirm Holdings, Cl A *	1,318	94
Aflac Inc	2,104	268
AGNC Investment Corp ‡	5,359	57
Allstate Corp/The	1,186	313
Ally Financial Inc	1,312	57
American Express Co	2,430	817
American Financial Group Inc/OH	314	45
American International Group Inc	2,423	190
Ameriprise Financial Inc	422	230
Annaly Capital Management ‡	3,342	76
Aon, Cl A	963	347
Apollo Global Management	1,941	244
Arch Capital Group Ltd *	1,600	161
Ares Management, Cl A	895	115
Arthur J Gallagher & Co	1,163	290
Assurant Inc	221	62
Assured Guaranty Ltd	221	18
Axis Capital Holdings Ltd	361	38
Bank of America Corp	30,300	1,877
Bank of New York Mellon Corp/The	3,135	490
Bank OZK	507	26
Berkshire Hathaway Inc, Cl B *	8,536	4,367
Blackrock	699	762
Blackstone Group	3,402	435
Block, Cl A *	2,401	195
Blue Owl Capital, Cl A	2,900	30
BOK Financial Corp	106	15
Brighthouse Financial Inc *	272	17
Brown & Brown Inc	1,318	93
Capital One Financial Corp	2,851	596
Carlyle Group	1,243	57
Cboe Global Markets Inc	475	147
Charles Schwab Corp/The	7,479	787
Chime Financial, Cl A *	1,117	26
Chubb	1,609	564
Cincinnati Financial Corp	699	124
Citigroup	7,800	1,033
Citizens Financial Group Inc	1,964	141
CME Group Inc, Cl A	1,651	442
CNA Financial Corp	99	5
Coinbase Global, Cl A *	997	146
Columbia Banking System Inc	1,411	44
Commerce Bancshares Inc/MO	615	36
Corebridge Financial	1,079	34
Corpay *	292	112
Credit Acceptance Corp *	15	9
Cullen/Frost Bankers Inc	283	47
East West Bancorp	611	80
Equitable Holdings	1,311	62
Euronet Worldwide Inc *	193	14
Evercore Inc, Cl A	175	56
Everest Group	179	67

Adviser Managed Trust	3

SCHEDULE OF INVESTMENTS

July 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
FactSet Research Systems Inc	160	$42
Fidelity National Financial Inc	1,136	59
Fidelity National Information Services Inc	2,358	106
Fifth Third Bancorp	4,184	236
Figure Technology Solutions, Cl A *	658	16
First American Financial	467	35
First Citizens BancShares, Cl A	36	79
First Hawaiian Inc	595	17
First Horizon National Corp	2,123	54
Fiserv Inc *	2,401	130
FNB Corp/PA	1,687	32
Franklin Resources Inc	1,227	42
Galaxy Digital, Cl A *	814	17
Global Payments	1,086	91
Globe Life	353	64
Goldman Sachs Group Inc/The	1,321	1,345
Hamilton Lane Inc, Cl A	190	17
Hanover Insurance Group Inc/The	170	40
Hartford Insurance Group	1,261	179
Houlihan Lokey Inc, Cl A	257	32
Huntington Bancshares Inc/OH	9,146	156
Interactive Brokers Group, Cl A	1,978	174
Intercontinental Exchange Inc	2,566	391
Invesco Ltd	1,730	51
Jack Henry & Associates	345	53
Jefferies Financial Group	728	40
JPMorgan Chase & Co	12,256	4,312
KeyCorp	4,184	95
Kinsale Capital Group Inc	105	37
KKR	3,128	317
Lazard, Cl A	402	17
Lincoln National	810	37
Loews	753	87
LPL Financial Holdings Inc	362	128
M&T Bank Corp	676	166
Markel Group *	56	105
MarketAxess Holdings Inc	173	28
Marsh & McLennan Cos Inc	2,203	418
Mastercard Inc, Cl A	3,701	2,121
MetLife	2,495	240
MGIC Investment Corp	899	27
Moody's Corp	695	332
Morgan Stanley	5,132	1,080
Morningstar Inc	80	15
MSCI Inc, Cl A	320	183
Nasdaq Inc	2,032	191
Northern Trust Corp	845	154
Old Republic International Corp	1,086	47
OneMain Holdings, Cl A	566	35
PayPal Holdings	4,129	236
Pinnacle Financial Partners	708	75
PNC Financial Services Group Inc/The	1,835	459
Primerica Inc	138	44
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Principal Financial Group Inc	991	$113
Progressive Corp/The	2,671	565
Prosperity Bancshares Inc	536	40
Prudential Financial Inc	1,582	193
Raymond James Financial Inc	801	141
Regions Financial Corp	3,864	120
Reinsurance Group of America Inc, Cl A	314	74
Rithm Capital ‡	2,515	25
RLI Corp	389	24
Robinhood Markets, Cl A *	3,506	303
Rocket, Cl A *	4,516	58
Ryan Specialty Holdings, Cl A	499	22
S&P Global Inc	1,352	557
Shift4 Payments, Cl A *	316	17
SLM Corp	790	21
SoFi Technologies *	5,877	96
SOUTHSTATE BANK CORP	430	45
Starwood Property Trust Inc ‡	1,626	26
State Street Corp	1,235	227
Stifel Financial Corp	712	59
Swiss Re AG	548	91
Synchrony Financial	1,541	117
T Rowe Price Group	964	108
TFS Financial Corp	142	3
Toast, Cl A *	2,147	69
TPG, Cl A	616	27
Tradeweb Markets, Cl A	554	56
Travelers Cos Inc/The	968	362
Truist Financial	5,766	299
Unum Group	764	66
US Bancorp	7,111	448
UWM Holdings	746	1
Virtu Financial Inc, Cl A	383	23
Visa Inc, Cl A	7,567	2,771
Voya Financial Inc	407	40
Webster Financial Corp	708	55
Wells Fargo & Co	14,028	1,213
Western Alliance Bancorp	513	41
Western Union Co/The	1,569	10
WEX Inc *	161	30
White Mountains Insurance Group Ltd	12	25
Willis Towers Watson PLC	427	143
Wintrust Financial Corp	314	50
WR Berkley Corp	1,007	73
Zions Bancorp NA	689	48
		39,802
Health Care — 7.5%
Abbott Laboratories	7,930	838
AbbVie Inc	8,112	2,036
Agilent Technologies Inc	1,302	180
Alcon Inc	907	62
Align Technology Inc *	326	55
Alnylam Pharmaceuticals Inc *	621	128

4	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Amgen Inc	2,471	$952
Arrowhead Pharmaceuticals Inc *	608	52
Ascendis Pharma *	225	55
Avantor *	3,141	43
Axsome Therapeutics *	194	42
Baxter International Inc	2,435	64
Becton Dickinson	1,293	214
Biogen Inc *	668	136
BioMarin Pharmaceutical Inc *	904	54
Bio-Rad Laboratories Inc, Cl A *	92	30
Bio-Techne Corp	746	54
Boston Scientific Corp *	6,764	316
Bridgebio Pharma *	763	61
Bristol-Myers Squibb	9,339	610
Bruker Corp	491	31
Cardinal Health	1,082	249
Caris Life Sciences *	407	6
Cencora, Cl A	860	268
Centene Corp *	2,249	140
Charles River Laboratories International Inc *	232	54
Chemed Corp	57	30
Cigna Group	1,192	333
Cooper *	869	63
Corcept Therapeutics Inc *	447	51
CVS Health	5,870	613
Danaher Corp	2,889	563
DaVita Inc *	148	36
Dexcom *	1,761	147
Doximity, Cl A *	621	13
Edwards Lifesciences Corp *	2,633	227
Elanco Animal Health Inc *	2,339	62
Elevance Health	991	372
Eli Lilly	3,659	4,204
Encompass Health Corp	474	53
Ensign Group Inc/The	253	45
Envista Holdings *	798	22
Exelixis Inc *	1,129	60
GE HealthCare Technologies	2,057	140
Gilead Sciences Inc	5,684	740
Globus Medical Inc, Cl A *	533	42
Guardant Health *	580	94
Haleon	16,387	80
Halozyme Therapeutics Inc *	499	41
HCA Healthcare Inc	691	278
Henry Schein Inc *	460	39
Humana	554	202
IDEXX Laboratories *	360	201
Illumina Inc *	713	146
Incyte *	752	90
Insmed Inc *	977	96
Insulet Corp *	333	55
Intuitive Surgical Inc *	1,612	570
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ionis Pharmaceuticals Inc *	739	$38
IQVIA Holdings Inc *	755	177
Jazz Pharmaceuticals PLC *	282	71
Johnson & Johnson	11,043	2,831
Labcorp Holdings	371	115
Madrigal Pharmaceuticals *	80	37
McKesson Corp	561	480
Medline, Cl A *	2,088	82
Medpace Holdings *	109	63
Medtronic PLC	5,863	501
Merck & Co Inc	11,332	1,475
Mettler-Toledo International Inc *	94	133
Moderna Inc *	1,686	92
Molina Healthcare Inc *	221	43
Natera *	616	165
Neurocrine Biosciences Inc *	460	77
Organon	1,235	17
Penumbra Inc *	178	57
Pfizer Inc	26,045	651
QIAGEN	1,334	55
Quest Diagnostics Inc	499	116
Regeneron Pharmaceuticals Inc	468	357
Repligen Corp *	236	33
ResMed	658	139
Revolution Medicines *	891	167
Revvity	517	58
Roche Holding AG	58	26
Roivant Sciences *	2,278	77
Royalty Pharma, Cl A	1,926	113
Sanofi	2,016	173
Solventum *	702	60
Sotera Health *	1,417	25
STERIS PLC	442	101
Stryker Corp	1,581	515
Summit Therapeutics *	555	7
Teleflex Inc	212	29
Tempus AI, Cl A *	484	21
Tenet Healthcare Corp *	403	103
Thermo Fisher Scientific	1,702	978
United Therapeutics Corp *	190	98
UnitedHealth Group Inc	4,137	1,714
Universal Health Services Inc, Cl B	223	38
Veeva Systems Inc, Cl A *	695	142
Vertex Pharmaceuticals Inc *	1,162	554
Viatris, Cl W	5,218	92
Viking Therapeutics Inc *	518	16
Waters Corp *	447	169
West Pharmaceutical Services Inc	321	109
Zimmer Biomet Holdings Inc	871	82
Zoetis Inc, Cl A	1,937	150
		29,860
Industrials — 7.9%
3M	2,385	420

Adviser Managed Trust	5

SCHEDULE OF INVESTMENTS

July 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
A O Smith	549	$33
AAON Inc	319	28
Acuity Brands Inc	147	48
Advanced Drainage Systems	336	47
AECOM	629	46
AerCap Holdings NV	300	45
Aerovironment Inc *	166	25
AGCO	295	30
Alaska Air Group Inc *	475	23
Allegion PLC	409	64
Allison Transmission Holdings Inc	404	46
Amentum Holdings *	757	17
American Airlines Group Inc *	3,100	47
AMETEK Inc	1,042	252
API Group *	1,656	66
Applied Industrial Technologies Inc	164	57
Armstrong World Industries Inc	204	36
ATI *	626	117
Automatic Data Processing Inc	1,832	488
Avis Budget Group Inc *	80	11
Axon Enterprise Inc *	353	186
Bloom Energy, Cl A *	1,243	256
Boeing *	3,479	752
Booz Allen Hamilton Holding, Cl A	594	41
Broadridge Financial Solutions Inc	518	80
Builders FirstSource Inc *	459	30
BWX Technologies Inc, Cl W	434	73
CACI International Inc, Cl A *	103	51
Carlisle Cos Inc	191	69
Carpenter Technology Corp	219	114
Carrier Global	3,558	220
Caterpillar Inc	2,081	1,696
CH Robinson Worldwide Inc	531	78
Cintas Corp	1,577	323
Clean Harbors Inc *	241	75
CNH Industrial	4,173	43
Comfort Systems USA Inc	159	275
Copart *	3,988	116
Core & Main, Cl A *	902	40
Crane	234	50
CSX Corp	8,486	428
Cummins Inc	631	400
Curtiss-Wright Corp	171	124
Deere	1,130	670
Delta Air Lines Inc	2,984	261
Donaldson Co Inc	512	48
Dover Corp	613	125
DuPont de Nemours	615	84
Dycom Industries *	135	54
Eaton Corp PLC	1,778	738
EMCOR Group Inc	201	160
Emerson Electric	2,566	384
Equifax Inc	554	96
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Esab	271	$23
Everus Construction Group *	242	30
ExlService Holdings Inc *	752	26
Expeditors International of Washington Inc	619	104
Experian PLC	1,667	63
Fastenal Co	5,234	250
FedEx Corp	1,008	310
Fedex Freight Holding *	504	71
Ferguson Enterprises	871	204
Ferrovial	935	61
Flowserve Corp	619	47
Forgent Power Solutions, Cl A *	568	19
Fortive Corp	1,389	82
Fortune Brands Innovations	575	28
FTAI Aviation	458	94
FTI Consulting Inc *	134	21
Gates Industrial Corp *	1,205	34
GE Vernova	1,232	1,220
Generac Holdings *	278	55
General Dynamics Corp	1,169	448
General Electric	4,732	1,704
Genpact Ltd	765	27
GFL Environmental	1,167	48
Graco Inc	789	63
GXO Logistics *	525	26
Hayward Holdings *	943	14
HEICO Corp	202	72
HEICO Corp, Cl A	356	92
Hexcel Corp	338	35
Honeywell Aerospace *	1,447	299
Honeywell International	1,449	352
Howmet Aerospace	1,820	514
Hubbell Inc, Cl B	240	113
Huntington Ingalls Industries Inc	185	60
IDEX	332	77
IES Holdings Inc *	38	28
Illinois Tool Works Inc	1,313	377
Ingersoll Rand	1,776	148
ITT Inc	414	81
Jacobs Solutions	540	73
JB Hunt Transport Services Inc	356	97
Johnson Controls International plc	2,796	410
Karman Holdings *	226	11
KBR Inc	586	21
Kirby Corp *	234	31
Knight-Swift Transportation Holdings Inc, Cl A	748	52
Kratos Defense & Security Solutions Inc *	827	39
L3Harris Technologies	848	235
Landstar System Inc	165	29
Leidos Holdings Inc	561	65
Lennox International Inc	142	59
Leonardo DRS	359	17

6	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lincoln Electric Holdings Inc	238	$62
Loar Holdings *	203	14
Lockheed Martin Corp	929	541
Louisiana-Pacific Corp	300	22
Lyft, Cl A *	1,892	30
Masco Corp	918	66
MasTec *	280	74
Middleby Corp/The *	203	27
Midera Food Processing, Cl W *	203	10
Mobility Global, Cl W *	1,371	28
Modine Manufacturing Co *	236	47
MSA Safety Inc	176	33
MSC Industrial Direct Co Inc, Cl A	209	26
Mueller Industries Inc	1,030	68
Nextpower, Cl A *	675	61
Nordson Corp	237	71
Norfolk Southern	1,027	345
Northrop Grumman Corp	610	331
nVent Electric PLC	741	114
Old Dominion Freight Line Inc	860	182
Oshkosh Corp	304	43
Otis Worldwide	1,787	129
Owens Corning	359	50
PACCAR Inc	2,357	313
Parker-Hannifin Corp	577	563
Parsons *	143	6
Paychex Inc	1,462	171
Paycom Software Inc	178	29
Paylocity Holding Corp *	214	30
Pentair PLC	778	51
Planet Labs PBC *	1,237	25
Powell Industries Inc	129	27
Primoris Services	233	20
Quanta Services Inc	682	455
QXO *	4,288	57
RBC Bearings Inc *	147	81
Regal Rexnord	314	64
Republic Services Inc, Cl A	918	193
Robert Half	470	18
Rocket Lab Corp *	2,480	161
Rockwell Automation Inc	512	246
Rollins Inc	1,434	54
RTX	6,178	1,330
Ryder System Inc	168	43
Saia Inc *	127	44
Schneider Electric SE	1,028	345
Schneider National Inc, Cl B	246	9
Science Applications International	223	26
Sensata Technologies Holding PLC	690	32
Simpson Manufacturing Co Inc	199	37
SiteOne Landscape Supply *	210	20
Snap-on	229	94
Solv Energy, Cl A *	180	5
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Southwest Airlines Co	2,086	$94
SPX Technologies *	220	48
SS&C Technologies Holdings	930	72
StandardAero *	1,120	33
Stanley Black & Decker Inc	735	70
Sterling Infrastructure *	138	82
Sunbelt Rentals Holdings	2,670	192
Tetra Tech	1,270	42
Textron Inc	790	67
Timken Co/The	297	41
Toro	421	39
Trane Technologies	1,010	459
TransDigm Group	255	320
TransUnion	862	68
Trex Co Inc *	507	22
Uber Technologies *	8,959	630
U-Haul Holding *	65	5
U-Haul Holding, Cl B	410	26
UL Solutions, Cl A	340	31
Union Pacific Corp	2,716	793
United Continental Holdings Inc *	1,491	181
United Parcel Service Inc, Cl B	3,451	360
United Rentals Inc	289	312
Valmont Industries Inc	84	40
Veralto	1,152	108
Verisk Analytics, Cl A	600	117
Vertiv Holdings, Cl A	1,754	424
Vicor Corp *	110	23
Waste Management Inc	1,700	385
Watsco Inc	165	51
Watts Water Technologies Inc, Cl A	122	42
WESCO International Inc	228	78
Westinghouse Air Brake Technologies	779	227
WillScot Holdings	846	21
Woodward	268	97
WW Grainger Inc	198	274
XPO *	515	103
Xylem Inc/NY	1,089	127
		31,572
Information Technology — 27.5%
Accenture PLC, Cl A	2,804	465
Adobe Inc *	1,846	462
Advanced Energy Industries	171	49
Advanced Micro Devices Inc *	7,455	3,550
Akamai Technologies Inc *	641	74
Amdocs Ltd	525	29
Amkor Technology	541	27
Amphenol Corp, Cl A	5,614	902
Analog Devices Inc	2,234	821
Appfolio, Cl A *	103	19
Apple	66,289	20,477
Applied Digital *	1,147	31
Applied Materials Inc	3,632	1,844

Adviser Managed Trust	7

SCHEDULE OF INVESTMENTS

July 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Applied Optoelectronics *	348	$33
Arista Networks *	4,779	862
Arrow Electronics Inc *	245	53
Astera Labs *	708	220
Atlassian, Cl A *	804	81
Aurora Innovation, Cl A *	5,593	36
Autodesk Inc *	961	225
Avnet Inc	345	31
Bentley Systems, Cl B	748	27
BILL Holdings *	438	20
BitMine Immersion Technologies	2,508	43
Broadcom Inc	21,327	8,302
Cadence Design Systems Inc *	1,260	428
CCC Intelligent Solutions Holdings *	2,891	18
CDW Corp/DE	574	85
Ciena Corp *	641	242
Circle Internet Group, Cl A *	809	51
Cirrus Logic Inc *	252	33
Cisco Systems Inc	18,102	2,100
Cloudflare, Cl A *	1,443	403
Cognex Corp	782	51
Cognizant Technology Solutions Corp, Cl A	2,141	118
Coherent *	821	216
CoreWeave, Cl A *	1,602	115
Corning	3,615	500
Credo Technology Group Holding *	760	157
Crowdstrike Holdings, Cl A *	4,594	877
Datadog, Cl A *	1,500	402
Dell Technologies Inc, Cl C	1,376	558
DigitalOcean Holdings *	366	43
Docusign, Cl A *	857	47
Dolby Laboratories Inc, Cl A	287	17
Dropbox, Cl A *	751	24
Dynatrace *	1,396	62
Elastic *	431	28
Enphase Energy Inc *	605	23
Entegris Inc	713	85
EPAM Systems Inc *	260	27
Everpure, Cl A *	1,409	109
F5 *	257	103
Fair Isaac Corp *	102	115
Figma, Cl A *	906	22
First Solar *	459	97
Flex *	1,666	189
FormFactor Inc *	350	37
Fortinet Inc *	2,769	448
Gartner Inc *	321	48
Gen Digital	2,411	66
Gitlab, Cl A *	684	24
GLOBALFOUNDRIES	588	29
GoDaddy Inc, Cl A *	587	49
Guidewire Software Inc *	398	60
Hewlett Packard Enterprise Co	6,039	289
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HP Inc	4,192	$114
HubSpot Inc *	242	57
Ingram Micro Holding	46	1
Intel Corp *	20,091	1,812
International Business Machines Corp	4,307	963
Intuit Inc	1,236	391
IonQ *	1,677	61
IPG Photonics Corp *	119	10
IREN *	1,471	54
Jabil Inc	485	153
Keysight Technologies *	790	252
KLA	5,990	1,095
Klaviyo, Cl A *	647	12
Kyndryl Holdings *	1,100	15
Lam Research	5,725	1,678
Lattice Semiconductor Corp *	646	80
Littelfuse Inc	112	50
Lumentum Holdings *	324	231
MACOM Technology Solutions Holdings Inc *	308	77
Manhattan Associates Inc *	285	55
Marvell Technology	3,992	749
Microchip Technology Inc	2,447	182
Micron Technology Inc	5,167	4,253
Microsoft Corp	34,062	15,829
MKS	303	90
MongoDB, Cl A *	352	119
Monolithic Power Systems Inc	218	311
Motorola Solutions Inc	768	335
NetApp Inc	920	164
Nutanix Inc, Cl A *	1,213	72
NVIDIA Corp	106,956	21,471
Okta, Cl A *	783	111
ON Semiconductor Corp *	1,814	148
Onto Innovation *	231	60
Oracle Corp	7,845	1,019
Palantir Technologies, Cl A *	10,169	1,251
Palo Alto Networks Inc *	3,693	1,225
Pegasystems Inc	413	13
Procore Technologies *	564	31
PTC Inc *	567	78
Qnity Electronics	950	125
Qorvo Inc *	379	34
QUALCOMM Inc	4,828	713
Ralliant Corp	538	35
Rambus *	487	44
RingCentral, Cl A	381	21
Roper Technologies	471	185
Rubrik, Cl A *	660	48
SailPoint *	286	5
Salesforce	3,635	669
Samsara, Cl A *	1,535	57
Sandisk Corp *	666	809
Sanmina Corp *	230	43

8	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Semtech Corp *	421	$50
SentinelOne, Cl A *	1,385	26
ServiceNow Inc *	4,690	522
SiTime *	101	54
Skyworks Solutions Inc	729	45
Snowflake, Cl A *	1,545	453
Strategy, Cl A *	1,464	137
Super Micro Computer *	2,441	69
Synopsys Inc *	863	335
TD SYNNEX	354	91
Teledyne Technologies *	209	137
Teradyne Inc	714	263
Terawulf *	1,623	29
Texas Instruments Inc	4,164	1,148
Trimble Inc *	1,031	58
TTM Technologies Inc *	466	54
Twilio, Cl A *	672	133
Tyler Technologies Inc *	188	58
Ubiquiti	20	11
UiPath, Cl A *	2,071	26
Unity Software *	1,506	48
Universal Display Corp	209	17
VeriSign Inc	380	110
Viavi Solutions Inc *	1,043	39
Vontier	703	23
Western Digital Corp	1,547	843
Workday Inc, Cl A *	931	149
Zebra Technologies Corp, Cl A *	217	64
Zoom Communications, Cl A *	1,222	117
Zscaler Inc *	479	72
		109,719
Materials — 1.5%
Air Products & Chemicals Inc	1,013	299
Albemarle Corp	559	66
Alcoa Corp	1,228	56
Almonty Industries *	913	10
Amcor	2,163	97
AptarGroup Inc	311	42
Aura Minerals	189	10
Avery Dennison	370	63
Axalta Coating Systems Ltd *	1,037	37
Ball	1,240	80
Celanese Corp, Cl A	530	24
CF Industries Holdings Inc	690	86
Cleveland-Cliffs Inc *	2,806	32
Coeur Mining Inc	4,676	70
Corteva	3,064	241
CRH	3,095	294
Crown Holdings Inc	498	59
Dow Inc	3,364	102
Eagle Materials Inc	157	32
Eastman Chemical Co	546	38
Ecolab Inc	1,148	319
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Element Solutions Inc	1,042	$38
Freeport-McMoRan	6,535	409
Graphic Packaging Holding Co	1,416	15
Hecla Mining Co	2,832	40
Holcim	946	86
International Flavors & Fragrances Inc	1,152	91
International Paper Co	2,369	97
James Hardie Industries *	695	18
Linde	2,111	1,010
LyondellBasell Industries NV, Cl A	1,218	76
Martin Marietta Materials	275	144
Mosaic Co/The	1,500	33
MP Materials *	621	26
NewMarket Corp	28	24
Newmont	4,877	457
Nucor Corp	1,019	262
Olin Corp	546	10
Packaging Corp of America	392	96
PPG Industries Inc	1,027	113
Reliance	233	95
Royal Gold Inc	391	77
RPM International Inc	604	65
Scotts Miracle-Gro Co/The, Cl A	208	14
Sherwin-Williams Co/The	1,057	360
Silgan Holdings	420	17
Smurfit Westrock	2,363	109
Solstice Advanced Materials	765	46
Sonoco Products Co	468	26
Steel Dynamics	612	154
Vulcan Materials	598	161
Westlake	159	11
		6,237
Real Estate — 1.7%
Agree Realty Corp ‡	515	40
Alexandria Real Estate Equities Inc ‡	815	42
American Healthcare REIT ‡	856	48
American Homes 4 Rent, Cl A ‡	1,624	54
American Tower, Cl A ‡	2,128	369
Americold Realty Trust ‡	1,355	19
AvalonBay Communities Inc ‡	637	118
Brixmor Property Group Inc ‡	1,447	46
BXP ‡	753	53
Camden Property Trust ‡	444	49
CBRE Group Inc, Cl A *	1,346	198
CoStar Group Inc *	1,796	52
Cousins Properties ‡	793	25
Crown Castle ‡	1,980	151
CubeSmart ‡	1,076	45
Digital Realty Trust Inc ‡	1,617	305
EastGroup Properties Inc ‡	248	52
EPR Properties ‡	355	22
Equinix Inc ‡	450	459
Equity LifeStyle Properties Inc ‡	901	59

Adviser Managed Trust	9

SCHEDULE OF INVESTMENTS

July 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Equity Residential ‡	1,710	$114
Essex Property Trust Inc ‡	303	86
Extra Space Storage Inc ‡	950	141
Federal Realty Investment Trust ‡	404	50
Fermi *‡	956	5
First Industrial Realty Trust Inc ‡	608	40
Gaming and Leisure Properties Inc ‡	1,206	54
Healthcare Realty Trust, Cl A ‡	1,560	33
Healthpeak Properties ‡	3,295	72
Host Hotels & Resorts Inc ‡	3,048	77
Howard Hughes Holdings *	147	9
Invitation Homes Inc ‡	2,702	80
Iron Mountain ‡	1,343	164
Janus Living, Cl A ‡	216	6
Jones Lang LaSalle Inc *	206	73
Kilroy Realty Corp ‡	558	22
Kimco Realty ‡	2,971	76
Lamar Advertising Co, Cl A ‡	381	61
Lineage ‡	336	14
Medical Properties Trust Inc ‡	2,372	11
Mid-America Apartment Communities ‡	553	73
Millrose Properties ‡	734	20
NNN ‡	889	42
Omega Healthcare Investors Inc ‡	1,313	66
Prologis Inc ‡	4,263	616
Public Storage	767	249
Rayonier Inc ‡	1,429	31
Realty Income Corp ‡	4,299	274
Regency Centers Corp ‡	859	69
Rexford Industrial Realty ‡	993	37
SBA Communications Corp, Cl A ‡	474	86
Simon Property Group Inc	1,479	339
STAG Industrial Inc ‡	887	34
Sun Communities Inc ‡	566	70
UDR Inc ‡	1,570	60
Ventas Inc ‡	2,192	205
VICI Properties Inc, Cl A ‡	4,918	130
Vornado Realty Trust ‡	838	33
Welltower ‡	3,236	759
Weyerhaeuser Co ‡	3,236	81
WP Carey Inc ‡	1,030	76
Zillow Group Inc, Cl A *	237	8
Zillow Group Inc, Cl C *	773	26
		6,778
Utilities — 1.7%
AES Corp/VA	3,375	50
Alliant Energy Corp	1,221	86
Ameren Corp	1,283	141
American Electric Power Co Inc	2,515	322
American Water Works	882	118
Atmos Energy Corp	733	127
CenterPoint Energy	2,964	125
Clearway Energy Inc, Cl C	552	17
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CMS Energy Corp	1,453	$105
Consolidated Edison Inc	1,714	187
Constellation Energy	1,465	385
Dominion Energy Inc	4,013	278
DTE Energy	942	134
Duke Energy	3,560	447
Edison International	1,726	127
Entergy Corp	2,084	224
Essential Utilities	1,310	52
Evergy Inc	1,094	91
Eversource Energy	1,703	122
Exelon Corp	4,740	217
FirstEnergy Corp	2,491	120
IDACORP Inc, Cl Rights	256	37
MDU Resources Group	964	19
National Fuel Gas	426	35
NextEra Energy	9,555	830
NiSource Inc	2,160	96
NRG Energy Inc	938	126
OGE Energy	912	43
Oklo, Cl A *	624	24
PG&E	9,972	173
Pinnacle West Capital Corp	566	57
PPL Corp	3,519	124
Public Service Enterprise Group	2,302	176
Sempra	2,981	264
Southern Co/The	5,158	488
Talen Energy *	202	67
UGI Corp	1,022	37
Vistra	1,533	227
WEC Energy Group	1,481	162
Xcel Energy Inc	2,884	225
		6,685

Total Common Stock
(Cost $262,173) ($ Thousands)		317,634

FOREIGN COMMON STOCK — 10.0%

Australia — 0.8%
Communication Services — 0.0%
CAR Group	686	12
REA Group	96	11
Telstra Group	7,310	26
		49
Consumer Discretionary — 0.1%
Aristocrat Leisure Ltd	1,022	46
Lottery	4,042	16
Wesfarmers Ltd	2,128	133
		195

10	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Consumer Staples — 0.0%
Coles Group Ltd	2,436	$41
Woolworths Group Ltd	2,218	62
		103
Energy — 0.0%
Santos Ltd	5,897	33
Woodside Energy Group	3,448	80
		113
Financials — 0.3%
ANZ Group Holdings	5,526	144
ASX Ltd	360	14
Commonwealth Bank of Australia	3,137	391
Insurance Australia Group	4,295	26
Macquarie Group Ltd	696	123
Medibank Pvt Ltd	5,001	18
National Australia Bank Ltd	5,918	171
QBE Insurance Group Ltd	2,742	48
Suncorp Group Ltd	1,966	26
Washington H Soul Pattinson & Co Ltd	621	20
Westpac Banking	6,451	171
		1,152
Health Care — 0.0%
Cochlear Ltd	119	10
CSL	879	76
Pro Medicus	104	12
Sigma Healthcare	10,012	20
Sonic Healthcare	829	13
		131
Industrials — 0.1%
Brambles Ltd	2,493	34
Computershare Ltd	955	27
Qantas Airways	1,346	9
SGH	370	12
Transurban Group	5,644	59
		141
Information Technology — 0.0%
WiseTech Global	365	9

Materials — 0.3%
Anglogold Ashanti	2,297	182
BHP Group	9,525	401
Evolution Mining	3,690	29
Fortescue	3,075	40
Glencore PLC	17,598	130
Lynas Rare Earths *	1,645	16
Northern Star Resources	2,466	34
PLS Group *	5,889	17
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Rio Tinto Ltd	674	$80
Rio Tinto PLC	2,000	194
South32	8,194	26
		1,149
Real Estate — 0.0%
Goodman Group ‡	3,688	77
Scentre Group ‡	9,458	26
Stockland ‡	4,476	13
Vicinity ‡	7,396	14
		130
Utilities — 0.0%
APA Group	2,474	18
Origin Energy Ltd	3,128	23
		41
Total Australia		3,213

Austria — 0.0%
Energy — 0.0%
OMV	267	19

Financials — 0.0%
BAWAG Group	141	29
Erste Group Bank AG	559	73
Raiffeisen Bank International AG	239	16
		118
Utilities — 0.0%
Verbund AG	124	9

Total Austria		146

Belgium — 0.1%
Communication Services — 0.0%
Liberty Global, Cl A *	795	8
Liberty Global, Cl C *	666	7
		15
Consumer Discretionary — 0.0%
D'ieteren Group	39	8

Consumer Staples — 0.1%
Anheuser-Busch InBev SA/NV	1,684	146
Lotus Bakeries	1	13
		159
Financials — 0.0%
Ageas	271	22
Groupe Bruxelles Lambert SA	151	14
KBC Group NV	417	60

Adviser Managed Trust	11

SCHEDULE OF INVESTMENTS

July 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Sofina	30	$8
		104
Health Care — 0.0%
Financiere de Tubize	36	8
UCB SA	230	59
		67
Materials — 0.0%
Syensqo	133	12

Utilities — 0.0%
Elia Group, Cl B	89	13

Total Belgium		378

Bermuda — 0.0%
Financials — 0.0%
RenaissanceRe Holdings Ltd	189	60

Brazil — 0.1%
Financials — 0.1%
NU Holdings, Cl A *	15,788	226
XP, Cl A	1,927	33
		259
Materials — 0.0%
Yara International ASA	301	14

Total Brazil		273

Canada — 0.1%
Consumer Discretionary — 0.1%
Restaurant Brands International	1,558	115

Financials — 0.0%
Brookfield Asset Management, Cl A	1,703	83

Industrials — 0.0%
RB Global	881	97

Utilities — 0.0%
Brookfield Renewable	642	21

Total Canada		316
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Cayman Islands — 0.0%
Financials — 0.0%
Bullish *	193	$4

Chile — 0.0%
Materials — 0.0%
Antofagasta PLC	716	36

China — 0.1%
Consumer Discretionary — 0.1%
Prosus	2,376	110

Consumer Staples — 0.0%
Wilmar International Ltd	3,500	11

Financials — 0.0%
BOC Hong Kong Holdings Ltd	6,500	43

Industrials — 0.0%
SITC International Holdings	2,000	10
Yangzijiang Shipbuilding Holdings Ltd	4,700	15
		25
Total China		189

Czechia — 0.0%
Industrials — 0.0%
CSG NV *	365	7

Denmark — 0.2%
Consumer Discretionary — 0.0%
Pandora A/S	149	19

Consumer Staples — 0.0%
Carlsberg A/S, Cl B	173	25

Financials — 0.0%
Danske Bank A/S	1,174	67
Tryg A/S	616	15
		82
Health Care — 0.1%
Coloplast A/S, Cl B	229	15
Demant A/S *	155	7
Genmab A/S *	116	33

12	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Novo Nordisk, Cl B	6,060	$286
		341
Industrials — 0.1%
AP Moller - Maersk A/S, Cl A	5	13
AP Moller - Maersk A/S, Cl B	6	16
DSV	371	80
ROCKWOOL, Cl B	171	6
Vestas Wind Systems	1,834	49
		164
Materials — 0.0%
Novonesis Novozymes B, Cl B	640	42

Utilities — 0.0%
Orsted A/S *	958	21

Total Denmark		694

Finland — 0.1%
Communication Services — 0.0%
Elisa	258	10

Consumer Discretionary — 0.0%
Amer Sports *	677	24

Consumer Staples — 0.0%
Kesko, Cl B	496	12

Energy — 0.0%
Neste Oyj	768	27

Financials — 0.1%
Nordea Bank Abp	5,705	115
Sampo, Cl A	4,397	49
		164
Health Care — 0.0%
Orion Oyj, Cl B	197	18

Industrials — 0.0%
Kone, Cl B	617	36
Metso	1,129	21
Wartsila Abp	913	31
		88
Information Technology — 0.0%
Nokia	9,418	87
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Materials — 0.0%
Stora Enso, Cl R	1,058	$12
UPM-Kymmene	969	26
		38

Utilities — 0.0%
Fortum	815	19

Total Finland		487

France — 0.9%
Communication Services — 0.0%
Orange SA	3,381	65
Publicis Groupe	416	44
		109
Consumer Discretionary — 0.1%
Accor SA	356	19
Cie Generale des Etablissements Michelin SCA	1,217	49
Hermes International SCA	48	85
Kering	135	44
LVMH Moet Hennessy Louis Vuitton	466	255
Renault SA	349	11
Sodexo SA	161	11
		474
Consumer Staples — 0.1%
Carrefour SA	985	18
Danone SA	1,172	91
L'Oreal SA	450	200
Pernod Ricard SA	366	28
		337
Energy — 0.1%
Bollore SA	1,285	6
TotalEnergies	3,654	321
		327
Financials — 0.2%
Amundi SA	112	12
AXA SA	2,939	152
BNP Paribas SA	1,848	234
Credit Agricole SA	1,702	38
Societe Generale SA	1,198	113
		549
Health Care — 0.0%
Abivax *	100	13
BioMerieux	75	6
EssilorLuxottica SA	552	104
Ipsen	68	13

Adviser Managed Trust	13

SCHEDULE OF INVESTMENTS

July 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Sartorius Stedim Biotech	53	$10
		146
Industrials — 0.3%
Aeroports de Paris	63	9
Airbus SE	1,114	261
Alstom SA *	629	12
Ayvens	644	9
Bouygues SA	432	24
Bureau Veritas	577	18
Cie de Saint-Gobain	816	76
Dassault Aviation	36	12
Eiffage SA	125	18
Getlink SE	549	12
Legrand	476	72
Rexel SA	406	17
Safran SA	654	256
Thales SA	168	48
Vinci SA	873	123
		967
Information Technology — 0.0%
Capgemini SE	296	35
Dassault Systemes	1,217	28
		63
Materials — 0.1%
Air Liquide	1,200	236

Real Estate — 0.0%
Covivio ‡	101	6
Gecina SA ‡	84	7
Klepierre SA ‡	391	18
Unibail-Rodamco-Westfield ‡	221	27
		58
Utilities — 0.0%
Engie SA	3,317	103
Veolia Environnement SA	1,143	46
		149
Total France		3,415

Germany — 0.9%
Communication Services — 0.1%
CTS Eventim & KGaA	113	7
Deutsche Telekom AG	6,436	198
Scout24	136	12
		217
Consumer Discretionary — 0.1%
adidas AG	311	57
Bayerische Motoren Werke AG	628	43
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Birkenstock Holding *	253	$10
Continental AG	200	17
Mercedes-Benz Group	1,311	71
Zalando *	408	13
		211
Consumer Staples — 0.0%
Beiersdorf AG	180	17
Henkel AG & Co KGaA	189	15
		32
Financials — 0.2%
Allianz	713	354
Commerzbank AG	1,215	53
Deutsche Bank AG	3,361	123
Deutsche Boerse AG	342	103
Hannover Rueck SE	109	31
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	247	148
Talanx	117	16
		828
Health Care — 0.1%
Bayer	1,784	99
Fresenius Medical Care AG & Co KGaA	400	20
Fresenius SE & Co KGaA	767	39
Merck KGaA	235	39
Siemens Healthineers AG	614	26
		223
Industrials — 0.3%
Brenntag AG	223	16
Daimler Truck Holding	863	49
Deutsche Lufthansa AG	1,088	11
Deutsche Post	1,681	112
GEA Group AG	266	19
Hensoldt	115	10
HOCHTIEF AG	28	14
Knorr-Bremse	132	16
MTU Aero Engines AG	98	41
Rational	9	7
Rheinmetall	85	112
Siemens	1,397	457
Siemens Energy	1,453	248
		1,112
Information Technology — 0.1%
Infineon Technologies	2,448	175
Nemetschek	105	7
SAP SE	1,957	358
		540

14	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Materials — 0.0%
BASF	1,621	$94
Evonik Industries AG	465	9
Heidelberg Materials	243	45
Symrise, Cl A	241	25
		173
Real Estate — 0.0%
Vonovia SE	1,345	33

Utilities — 0.0%
E.ON SE	4,077	88
RWE AG	1,081	71
		159
Total Germany		3,528

Guatemala — 0.0%
Communication Services — 0.0%
Millicom International Cellular	602	58

Hong Kong — 0.2%
Communication Services — 0.0%
HKT Trust & HKT Ltd	7,000	12

Consumer Staples — 0.0%
WH Group Ltd	15,000	16

Financials — 0.1%
AIA Group Ltd	19,400	195
Futu Holdings ADR	112	12
Hong Kong Exchanges & Clearing Ltd	2,200	115
Prudential PLC	4,738	71
		393
Industrials — 0.0%
MTR Corp Ltd	3,000	13
Swire Pacific Ltd, Cl A	500	6
Techtronic Industries Co Ltd	2,500	42
		61

Real Estate — 0.1%
CK Asset Holdings Ltd	3,500	22
Henderson Land Development Co Ltd	3,000	11
Hongkong Land Holdings Ltd	2,000	16
Link ‡	4,864	24
Sino Land Co Ltd	6,000	8
Sun Hung Kai Properties Ltd	2,500	39
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Wharf Real Estate Investment Co Ltd	3,000	$10
		130
Utilities — 0.0%
CK Infrastructure Holdings Ltd	1,000	8
CLP Holdings	3,000	30
Hong Kong & China Gas	20,000	18
Power Assets Holdings	2,500	19
		75
Total Hong Kong		687

Indonesia — 0.0%
Industrials — 0.0%
Jardine Matheson Holdings Ltd	300	20

Ireland — 0.0%
Consumer Staples — 0.0%
Kerry Group PLC, Cl A	300	28

Financials — 0.0%
AIB Group PLC	3,805	45
Bank of Ireland Group PLC	1,789	38
		83
Industrials — 0.0%
Kingspan Group PLC	281	26

Total Ireland		137

Israel — 0.1%
Financials — 0.1%
Bank Hapoalim BM	2,495	61
Bank Leumi Le-Israel	2,723	64
Harel Insurance Investments & Financial Services	222	13
Israel Discount Bank, Cl A	2,233	23
Mizrahi Tefahot Bank Ltd	282	21
Phoenix Financial	410	23
		205
Health Care — 0.0%
Teva Pharmaceutical Industries ADR *	2,100	74

Industrials — 0.0%
Elbit Systems Ltd	49	39

Information Technology — 0.0%
Check Point Software Technologies *	150	19
Nova *	53	21

Adviser Managed Trust	15

SCHEDULE OF INVESTMENTS

July 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Tower Semiconductor *	206	$45
		85
Materials — 0.0%
ICL Group	1,406	7

Real Estate — 0.0%
Azrieli Group	77	10

Utilities — 0.0%
Enlight Renewable Energy *	261	22
OPC Energy *	320	10
		32
Total Israel		452

Italy — 0.4%
Communication Services — 0.0%
Telecom Italia *	3,049	26

Consumer Discretionary — 0.0%
Ferrari	229	90
Moncler SpA	424	24
		114
Consumer Staples — 0.0%
Coca-Cola HBC AG	396	27
Davide Campari-Milano	1,118	7
		34
Energy — 0.0%
Eni SpA	3,406	95

Financials — 0.2%
Banca Mediolanum	406	11
Banca Monte dei Paschi di Siena	3,587	48
Banco BPM	2,063	38
BPER Banca SPA	3,003	49
FinecoBank Banca Fineco	1,111	30
Generali	1,567	79
Intesa Sanpaolo SpA	25,869	195
Poste Italiane	830	25
UniCredit SpA	2,546	240
Unipol Assicurazioni	651	20
		735
Health Care — 0.0%
Recordati Industria Chimica e Farmaceutica	209	12
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Industrials — 0.1%
Leonardo SpA	735	$47
Prysmian SpA	510	70
Ryanair Holdings	783	22
		139
Materials — 0.0%
Buzzi	140	7

Utilities — 0.1%
Enel SpA	14,293	161
Italgas	1,113	11
Snam SpA	3,662	25
Terna - Rete Elettrica Nazionale	2,555	29
		226
Total Italy		1,388

Japan — 2.4%
Communication Services — 0.2%
Capcom	600	15
KDDI Corp	5,300	98
Konami Group	200	26
LY	5,200	14
Nexon Co Ltd	600	9
Nintendo Co Ltd	2,000	95
NTT	54,300	52
SoftBank	52,000	73
SoftBank Group Corp	7,000	218
Toho Co Ltd/Tokyo	1,000	10
		610
Consumer Discretionary — 0.4%
Aisin	1,000	14
Asics Corp	1,300	38
Bandai Namco Holdings Inc	1,100	32
Bridgestone Corp	2,000	49
Denso Corp	3,400	42
Fast Retailing	400	196
Honda Motor Co Ltd	6,700	67
Isuzu Motors Ltd	1,000	15
Nissan Motor Co Ltd *	4,000	8
Nitori Holdings Co Ltd	700	11
Oriental Land Co Ltd/Japan	2,000	40
Pan Pacific International Holdings Corp	3,500	20
Panasonic Holdings	4,400	116
Rakuten Group *	2,700	14
Ryohin Keikaku	1,000	26
Sanrio	1,500	12
Sekisui House	1,100	24
Shimano Inc	100	13
Sony Group	11,000	257
Subaru Corp	1,100	19

16	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Sumitomo Electric Industries	5,200	$69
Suzuki Motor Corp	2,900	38
Toyota Motor Corp	17,800	337
Yamaha Motor Co Ltd	1,700	14
Zensho Holdings	200	12
		1,483
Consumer Staples — 0.1%
Aeon Co Ltd	4,100	35
Ajinomoto Co Inc	1,600	49
Asahi Group Holdings	2,600	27
Japan Tobacco Inc	2,100	94
Kao	1,600	33
Kikkoman Corp	1,200	12
Kirin Holdings Co Ltd	1,400	26
Seven & i Holdings Co Ltd	3,500	46
Shiseido Co Ltd	700	14
Suntory Beverage & Food Ltd	300	9
Unicharm Corp	2,000	13
		358
Energy — 0.0%
ENEOS Holdings	5,000	41
Idemitsu Kosan	1,500	12
Inpex	1,600	37
		90
Financials — 0.5%
Chiba Bank Ltd/The	1,000	16
Daiichi Life Group	6,400	77
Daiwa Securities Group	2,400	27
Japan Exchange Group Inc	1,800	24
Japan Post Bank Co Ltd	3,300	64
Japan Post Holdings Co Ltd	3,200	47
Japan Post Insurance	900	10
Mitsubishi HC Capital	1,600	15
Mitsubishi UFJ Financial Group Inc	20,000	446
Mizuho Financial Group Inc	4,400	228
MS&AD Insurance Group Holdings Inc	2,300	71
Nomura Holdings Inc	5,500	53
ORIX	2,100	85
Resona Holdings Inc	3,800	52
SBI Holdings Inc/Japan	1,000	19
Sompo Holdings Inc	1,600	71
Sumitomo Mitsui Financial Group Inc	6,800	292
Sumitomo Mitsui Trust Group	4,800	49
T&D Holdings	900	28
Tokio Marine Holdings Inc	3,400	173
Yokohama Financial Group	1,900	22
		1,869
Health Care — 0.1%
Astellas Pharma Inc	3,300	45
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Chugai Pharmaceutical Co Ltd	1,200	$52
Daiichi Sankyo Co Ltd	3,300	53
Eisai Co Ltd	500	15
Hoya	600	92
Kyowa Hakko Kirin Co Ltd	400	6
Olympus Corp	2,100	24
Otsuka Holdings	800	56
Shionogi & Co Ltd	1,400	25
Takeda Pharmaceutical Co Ltd	2,900	100
Terumo Corp	2,400	35
		503
Industrials — 0.6%
AGC Inc/Japan	400	15
ANA Holdings Inc	300	6
Central Japan Railway Co	1,400	35
Dai Nippon Printing	700	13
Daifuku Co Ltd	600	22
Daikin Industries Ltd	500	72
East Japan Railway Co	1,800	41
Ebara	800	27
FANUC	1,700	68
Fuji Electric Co Ltd	300	26
Fujikura	2,800	71
Furukawa Electric	1,000	19
Hankyu Hanshin Holdings Inc	400	12
Hitachi Ltd	8,400	275
IHI Corp	1,900	33
ITOCHU Corp	10,400	130
Kajima Corp	800	27
Kawasaki Heavy Industries Ltd	1,500	26
Kawasaki Kisen Kaisha	600	11
Komatsu Ltd	1,700	74
Kubota	1,800	31
Makita Corp	400	13
Marubeni Corp	2,600	84
MINEBEA MITSUMI Inc	700	16
Mitsubishi Corp	5,700	170
Mitsubishi Electric Corp	3,500	126
Mitsubishi Heavy Industries Ltd	5,900	138
Mitsui & Co Ltd	4,500	138
Mitsui OSK Lines Ltd	600	22
NIDEC CORP *	1,500	24
Nippon Yusen	800	31
Obayashi Corp	1,200	24
Recruit Holdings Co Ltd	2,500	198
Secom	800	34
Seibu Holdings Inc	400	9
Shimizu Corp	900	13
SMC Corp/Japan	100	43
Sumitomo Corp	7,600	79
Taisei	300	24
TOPPAN Holdings	400	11

Adviser Managed Trust	17

SCHEDULE OF INVESTMENTS

July 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Toyota Tsusho Corp	1,200	$50
West Japan Railway Co	800	15
		2,296
Information Technology — 0.4%
Advantest	1,400	276
Allegro MicroSystems *	585	24
Canon Inc	1,600	45
Disco Corp	200	72
FUJIFILM Holdings Corp	2,000	47
Fujitsu Ltd	3,200	74
Ibiden	400	40
Keyence Corp	400	201
Kioxia Holdings *	600	167
Kyocera Corp	2,300	52
Lasertec	100	23
Murata Manufacturing Co Ltd	3,000	137
NEC Corp	2,400	71
Nomura Research Institute Ltd	700	21
Obic Co Ltd	600	17
Otsuka Corp	400	8
Renesas Electronics Corp	3,300	66
SCREEN Holdings	300	23
TDK Corp	3,500	67
Tokyo Electron Ltd	800	267
Yokogawa Electric Corp	400	14
		1,712
Materials — 0.1%
Asahi Kasei	2,200	24
JFE Holdings Inc	1,000	11
JX Advanced Metals	1,000	23
Mitsubishi Chemical Group	2,500	18
Mitsui Kinzoku	100	19
Nippon Paint Holdings Co Ltd	1,700	13
Nippon Sanso Holdings	300	11
Nippon Steel Corp	9,000	37
Nitto Denko Corp	1,300	27
Resonac Holdings	300	25
Shin-Etsu Chemical	3,100	110
Sumitomo Metal Mining Co Ltd	500	25
Toray Industries Inc	2,500	18
		361
Real Estate — 0.0%
Daito Trust Construction Co Ltd	500	10
Daiwa House Industry	1,000	29
Hulic Co Ltd	800	9
Mitsubishi Estate Co Ltd	1,900	46
Mitsui Fudosan Co Ltd	4,800	47
Nippon Building Fund ‡	14	12
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Sumitomo Realty & Development	1,200	$27
		180
Utilities — 0.0%
Chubu Electric Power Co Inc	1,200	21
Kansai Electric Power Co Inc/The	1,700	26
Osaka Gas Co Ltd	700	24
Tokyo Gas	600	23
		94
Total Japan		9,556

Kazakhstan — 0.0%
Financials — 0.0%
Freedom Holding *	84	13

Luxembourg — 0.0%
Financials — 0.0%
CVC Capital Partners	386	6

Health Care — 0.0%
Eurofins Scientific	215	17

Materials — 0.0%
ArcelorMittal	779	55

Total Luxembourg		78

Macao — 0.0%
Consumer Discretionary — 0.0%
Galaxy Entertainment Group Ltd	4,000	18
Sands China Ltd	4,400	8
		26

Mexico — 0.0%
Materials — 0.0%
Fresnillo PLC	402	14
Southern Copper Corp	401	73
		87
Netherlands — 0.6%
Communication Services — 0.0%
Koninklijke KPN NV	7,062	33
Universal Music Group	1,998	33
		66
Consumer Staples — 0.1%
Heineken	523	47
Heineken Holding NV	235	20

18	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Koninklijke Ahold Delhaize	1,658	$66
Magnum Ice Cream NV *	890	16
		149
Financials — 0.1%
ABN AMRO Group NV GDR	1,183	53
Adyen NV *	51	52
ASR Nederland	269	22
Euronext	142	26
EXOR	161	13
ING Groep NV	5,509	193
NN Group NV	488	46
		405
Health Care — 0.0%
Argenx *	117	100
Koninklijke Philips NV	1,511	40
		140
Industrials — 0.0%
Wolters Kluwer NV	433	34

Information Technology — 0.4%
ASM International	85	79
ASML Holding NV	728	1,197
BE Semiconductor Industries	133	30
Nebius Group, Cl A *	400	76
		1,382
Materials — 0.0%
Akzo Nobel NV	310	22

Total Netherlands		2,198

New Zealand — 0.0%
Financials — 0.0%
Infratil	1,696	15

Health Care — 0.0%
Fisher & Paykel Healthcare Corp Ltd	1,065	25

Industrials — 0.0%
Auckland International Airport Ltd	3,126	16

Information Technology — 0.0%
Xero *	297	15

Utilities — 0.0%
Contact Energy	1,594	9
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Meridian Energy Ltd	2,477	$8
		17
Total New Zealand		88

Norway — 0.1%
Communication Services — 0.0%
Telenor ASA	1,118	16

Consumer Staples — 0.0%
Mowi ASA	845	18
Orkla ASA	1,273	14
Salmar	121	7
		39
Energy — 0.1%
Aker BP ASA	574	20
Equinor	1,401	58
Var Energi	1,755	9
		87
Financials — 0.0%
DNB Bank	1,626	52
Gjensidige Forsikring ASA	363	11
		63
Industrials — 0.0%
Kongsberg Gruppen	799	25

Materials — 0.0%
Norsk Hydro ASA	2,554	23

Total Norway		253

Poland — 0.0%
Industrials — 0.0%
InPost *	409	7

Portugal — 0.0%
Consumer Staples — 0.0%
Jeronimo Martins SGPS SA	514	10

Energy — 0.0%
Galp Energia SGPS	758	17

Financials — 0.0%
Banco Comercial Portugues, Cl R	15,098	19

Adviser Managed Trust	19

SCHEDULE OF INVESTMENTS

July 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
EDP	5,698	$29

Total Portugal		75

Puerto Rico — 0.0%
Financials — 0.0%
Popular Inc	281	49

Singapore — 0.2%
Communication Services — 0.0%
Singapore Telecommunications	13,500	47

Consumer Discretionary — 0.0%
Sea Ltd ADR *	694	74

Financials — 0.1%
DBS Group Holdings Ltd	3,900	225
Oversea-Chinese Banking Corp Ltd	6,100	138
Singapore Exchange Ltd	1,600	30
United Overseas Bank Ltd	2,300	78
		471
Industrials — 0.1%
Grab Holdings, Cl A *	4,300	15
Keppel Corp Ltd	2,600	23
Singapore Airlines Ltd	2,700	16
Singapore Technologies Engineering	2,800	22
		76
Information Technology — 0.0%
STMicroelectronics	1,229	66

Real Estate — 0.0%
CapitaLand Ascendas ‡	6,800	14
CapitaLand Integrated Commercial Trust ‡	10,600	20
CapitaLand Investment	4,300	9
		43
Utilities — 0.0%
Sembcorp Industries Ltd	1,600	7

Total Singapore		784

South Africa — 0.0%
Materials — 0.0%
Anglo American	2,032	103
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
South Korea — 0.0%
Consumer Discretionary — 0.0%
Coupang, Cl A *	5,706	$93
Delivery Hero, Cl A *	347	15
		108
Spain — 0.4%
Communication Services — 0.0%
Cellnex Telecom	898	28
Telefonica SA	6,692	27
		55
Consumer Discretionary — 0.1%
Amadeus IT Group SA, Cl A	818	51
Industria de Diseno Textil SA	2,062	134
		185
Energy — 0.0%
Repsol SA	2,102	64

Financials — 0.2%
Banco Bilbao Vizcaya Argentaria SA	10,465	293
Banco de Sabadell SA	9,783	37
Banco Santander SA	27,036	384
Bankinter SA	1,224	22
CaixaBank SA	6,584	95
Mapfre SA	1,678	9
		840
Industrials — 0.0%
ACS Actividades de Construccion y Servicios	335	42
Aena SME	1,362	42
		84
Information Technology — 0.0%
Indra Sistemas	145	10

Utilities — 0.1%
Acciona	45	12
EDP Renovaveis	578	9
Endesa SA	577	28
Iberdrola	11,629	276
Naturgy Energy Group	474	16
Redeia	737	13
		354
Total Spain		1,592

Sweden — 0.3%
Communication Services — 0.0%
Tele2 AB, Cl B	994	17

20	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Telia Co AB	4,284	$20
		37
Consumer Discretionary — 0.0%
Evolution *	269	20
H & M Hennes & Mauritz, Cl B	793	15
		35
Consumer Staples — 0.0%
Essity AB, Cl B	1,094	32

Financials — 0.1%
EQT AB	897	30
Industrivarden AB, Cl A	216	13
Industrivarden AB, Cl C	281	16
Investor, Cl B	3,309	143
L E Lundbergforetagen AB, Cl B	138	8
Skandinaviska Enskilda Banken AB, Cl A	2,881	67
Svenska Handelsbanken AB, Cl A	2,649	40
Swedbank AB, Cl A	1,542	62
		379
Health Care — 0.0%
Swedish Orphan Biovitrum *	356	18

Industrials — 0.2%
AddTech, Cl B	472	17
Alfa Laval	525	31
Assa Abloy AB, Cl B	1,820	67
Atlas Copco, Cl A	4,877	103
Atlas Copco, Cl B	2,834	52
Beijer Ref, Cl B	699	10
Epiroc, Cl A	1,197	31
Epiroc, Cl B	708	16
Indutrade	496	13
Investment Latour, Cl B	269	6
Lifco, Cl B	423	14
Nibe Industrier, Cl B	2,752	11
Saab, Cl B	582	37
Sandvik AB	1,936	72
Securitas AB, Cl B	893	14
Skanska AB, Cl B	618	17
SKF AB, Cl B	619	17
Trelleborg, Cl B	368	16
Verisure *	472	6
Volvo AB, Cl B	2,884	110
		660
Information Technology — 0.0%
Hexagon, Cl B	3,770	37
Octave Intelligence *	377	7
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Telefonaktiebolaget LM Ericsson, Cl B	5,044	$49
		93
Materials — 0.0%
Boliden	516	26
Svenska Cellulosa, Cl B	1,103	12
		38
Real Estate — 0.0%
Fastighets Balder, Cl B *	1,304	7
Sagax, Cl B	399	7
		14
Total Sweden		1,306

Switzerland — 0.8%
Communication Services — 0.0%
Swisscom AG	47	36

Consumer Discretionary — 0.1%
Avolta	160	9
Cie Financiere Richemont SA, Cl A	1,008	238
On Holding, Cl A *	1,047	38
Swatch Group	53	12
		297
Consumer Staples — 0.0%
Barry Callebaut	6	9
Chocoladefabriken Lindt & Spruengli AG	4	46
		55
Financials — 0.2%
Banque Cantonale Vaudoise	55	9
Helvetia Baloise Holding	142	38
Julius Baer Group Ltd	374	33
Partners Group Holding AG	41	34
Swiss Life Holding AG	52	61
UBS Group	5,951	314
Zurich Insurance Group AG	276	210
		699
Health Care — 0.4%
Galderma Group	346	75
Lonza Group AG	131	91
Novartis AG	3,433	537
Roche Holding	1,317	575
Sandoz Group	759	62
Sonova Holding AG	92	25
Straumann Holding	203	25
		1,390
Industrials — 0.1%
ABB Ltd	2,938	290

Adviser Managed Trust	21

SCHEDULE OF INVESTMENTS

July 31, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Belimo Holding	18	$19
Geberit	61	40
Kuehne + Nagel International AG	88	22
Schindler Holding	117	36
SGS	303	36
VAT Group	49	37
		480
Information Technology — 0.0%
Logitech International	276	28

Materials — 0.0%
DSM-Firmenich	338	37
EMS-Chemie Holding AG	13	13
Givaudan	17	68
Sika AG	277	62
		180
Real Estate — 0.0%
Swiss Prime Site AG	146	24

Utilities — 0.0%
BKW	38	6

Total Switzerland		3,195

Thailand — 0.0%
Information Technology — 0.0%
Fabrinet *	164	71

United Kingdom — 1.2%
Communication Services — 0.0%
Airtel Africa	1,666	8
BT Group PLC, Cl A	10,848	29
Informa PLC	2,395	29
Vodafone Group PLC	36,219	57
		123
Consumer Discretionary — 0.1%
Compass Group PLC	3,082	98
Kingfisher PLC	3,238	14
Next PLC	212	42
Pearson PLC	1,084	18
		172
Consumer Staples — 0.2%
Associated British Foods PLC	592	16
British American Tobacco PLC	3,764	228
Coca-Cola Europacific Partners	400	44
Diageo PLC	4,041	89
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Imperial Brands PLC	1,420	$54
J Sainsbury PLC	3,192	15
Marks & Spencer Group	3,732	20
Reckitt Benckiser Group	1,188	84
Tesco PLC	11,668	77
Unilever	4,114	261
		888
Energy — 0.0%
TechnipFMC	1,791	128

Financials — 0.4%
3i Group PLC	1,843	71
Admiral Group PLC	473	24
Aviva	5,545	52
Barclays PLC	25,289	174
HSBC Holdings PLC	32,210	685
Legal & General Group PLC	10,663	43
Lloyds Banking Group PLC	109,217	169
London Stock Exchange Group PLC	865	97
M&G PLC	4,148	20
NatWest Group	14,668	138
Schroders	1,316	10
Standard Chartered PLC	3,337	98
Standard Life	1,275	16
Wise Group, Cl A *	1,210	14
		1,611
Health Care — 0.2%
AstraZeneca PLC	2,833	481
GSK	7,474	194
Smith & Nephew PLC	1,511	24
		699
Industrials — 0.2%
BAE Systems PLC	5,470	155
Bunzl PLC	595	22
CK Hutchison Holdings Ltd	5,000	47
International Consolidated Airlines Group SA	2,257	13
Intertek Group PLC	291	23
Melrose Industries	2,316	14
RELX PLC	3,354	118
Rentokil Initial PLC	4,584	21
Rolls-Royce Holdings PLC	15,744	314
Smiths Group PLC	609	22
Spirax Group	134	12
		761
Information Technology — 0.0%
Halma PLC	689	33

22	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Sage Group PLC/The	1,783	$23
		56
Materials — 0.0%
Endeavour Mining PLC	351	17

Real Estate — 0.0%
Land Securities Group PLC ‡	1,285	12
Segro PLC ‡	2,335	31
		43
Utilities — 0.1%
Centrica PLC	9,127	19
National Grid PLC	9,638	154
Severn Trent PLC	491	20
SSE PLC	2,211	70
United Utilities Group PLC	1,238	23
		286
Total United Kingdom		4,784

Total Foreign Common Stock
(Cost $33,164) ($ Thousands)		39,861

EXCHANGE-TRADED FUND — 0.0%

Equity — 0.0%
SPDR S&P 500 ETF Trust	180	134

Total Exchange-Traded Fund
(Cost $75) ($ Thousands)		134

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Dr Ing hc F Porsche (A)	207	10
Porsche Automobil Holding SE (A)	278	9
Volkswagen AG (A)	374	32
		51
Consumer Staples — 0.0%
Henkel AG & Co KGaA (A)	307	27

Health Care — 0.0%
Sartorius AG (A)	48	12

Total Preferred Stock
(Cost $100) ($ Thousands)		90
Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Concentra Bisociences *‡‡	513	$–
TPG *‡‡	1,060	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	3,458,737	3,459
Total Cash Equivalent
(Cost $3,459) ($ Thousands)		3,459
Total Investments in Securities — 90.4%
(Cost $298,971) ($ Thousands)		$361,178

Adviser Managed Trust	23

SCHEDULE OF INVESTMENTS

July 31, 2026

Diversified Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
MSCI EAFE Index	68	Sep-2026	$10,667	$10,820	$153
MSCI Emerging Markets Index	156	Sep-2026	13,748	12,810	(938)
Russell 2000 Index E-Mini	96	Sep-2026	14,245	14,102	(143)
S&P 500 Index E-Mini	8	Sep-2026	3,019	3,008	(11)
S&P 500 Index E-Mini	1	Sep-2026	375	376	1
			$42,054	$41,116	$(938)

Percentages are based on a Net Assets of $399,337 ($ Thousands).
^	Expiration date unavailable.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of July 31, 2026.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 4).
††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P— Standard & Poor's

SPDR — Standard & Poor's Depository Receipt

As of July 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended July 31, 2026 ($ Thousands):

Security Description	Value 7/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 7/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,588	$25,262	$(24,391)	$—	$—	$3,459	$136	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2026

Enhanced Fixed Income Fund

Description	Shares	Market Value ($ Thousands)
EXCHANGE-TRADED FUNDS — 98.9%
Fixed Income — 98.9%
SPDR Bloomberg Emerging Markets USD Bond ETF	960,592	$23,910
SPDR Portfolio High Yield Bond ETF	1,033,391	24,047

Total Exchange-Traded Funds
(Cost $47,931) ($ Thousands)		47,957

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540% **†	235,436	235

Total Cash Equivalent
(Cost $235) ($ Thousands)		235

Total Investments — 99.4%
(Cost $48,166) ($ Thousands)		$48,192
Percentages are based on Net Assets of $48,488 ($ Thousands).
**	Rate shown is the 7-day effective yield as of July 31, 2026.
†	Investment in Affiliated Security (see Note 4).

ETF — Exchange-Traded Fund

SPDR — Standard & Poor's Depository Receipt

USD — U.S. Dollar

As of July 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended July 31, 2026 ($ Thousands):

Security Description	Value 7/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 7/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$26	$4,621	$(4,412)	$—	$—	$235	$12	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust	25

SCHEDULE OF INVESTMENTS

July 31, 2026

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 45.9%
U.S. Treasury Bonds
5.000%, 05/15/2045	$675	$654
5.000%, 05/15/2046	550	532
5.000%, 05/15/2056	400	385
4.875%, 08/15/2045	400	381
4.750%, 11/15/2043	4,500	4,255
4.750%, 02/15/2045	1,600	1,504
4.750%, 11/15/2053	3,450	3,179
4.750%, 05/15/2055	500	462
4.750%, 08/15/2055	450	415
4.750%, 02/15/2056	500	462
4.625%, 11/15/2044	200	185
4.625%, 11/15/2045	475	438
4.625%, 02/15/2046	550	507
4.625%, 05/15/2054	120	109
4.625%, 02/15/2055	500	452
4.625%, 11/15/2055	475	430
4.500%, 11/15/2054	600	531
4.375%, 05/15/2041	300	278
4.375%, 08/15/2043	2,100	1,898
4.250%, 02/15/2054	500	425
4.250%, 08/15/2054	400	340
3.625%, 05/15/2053	100	76
3.000%, 08/15/2052	300	202
2.875%, 05/15/2049	200	135
2.875%, 05/15/2052	200	131
2.250%, 05/15/2041	500	351
2.250%, 02/15/2052	250	143
1.875%, 02/15/2051	300	158
1.375%, 11/15/2040	200	124
U.S. Treasury Notes
4.625%, 04/30/2029	400	403
4.625%, 04/30/2031	500	504
4.625%, 05/31/2031	500	504
4.625%, 02/15/2035	1,350	1,347
4.500%, 11/15/2033	1,550	1,542
4.375%, 11/30/2028	500	501
4.375%, 12/31/2029	500	500
4.375%, 01/31/2032	1,000	995
4.375%, 07/31/2033	2,000	1,977
4.375%, 05/15/2034	800	787
4.375%, 05/15/2036	400	389
4.250%, 07/31/2028	900	900
4.250%, 02/28/2029	650	649
4.250%, 01/31/2030	500	498
4.250%, 02/28/2031	300	298
4.250%, 06/30/2031	1,000	992
4.250%, 03/31/2033	400	393
4.250%, 05/31/2033	650	638
4.250%, 06/30/2033	600	589
4.250%, 11/15/2034	300	292
4.250%, 05/15/2035	300	291
4.250%, 08/15/2035	700	678
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.125%, 07/31/2028	$500	$499
4.125%, 03/31/2029	400	398
4.125%, 11/30/2029	500	496
4.125%, 06/30/2031	400	395
4.125%, 02/29/2032	500	492
4.000%, 12/15/2027	500	498
4.000%, 01/31/2029	5,500	5,458
4.000%, 07/31/2029	500	495
4.000%, 03/31/2030	2,000	1,975
4.000%, 01/31/2031	4,950	4,866
4.000%, 06/30/2032	1,000	975
4.000%, 07/31/2032	400	389
4.000%, 01/31/2033	1,000	970
4.000%, 11/15/2035	500	474
3.875%, 10/15/2027	500	498
3.875%, 03/15/2028	400	398
3.875%, 03/31/2028	1,300	1,292
3.875%, 07/15/2028	1,200	1,191
3.875%, 04/30/2031	1,300	1,270
3.875%, 08/31/2032	300	290
3.875%, 08/15/2033	200	192
3.875%, 08/15/2034	600	570
3.750%, 08/15/2027	500	498
3.750%, 04/15/2028	3,000	2,975
3.750%, 04/30/2028	100	99
3.750%, 12/31/2028	3,500	3,455
3.750%, 12/31/2030	3,250	3,164
3.750%, 08/31/2031	400	387
3.750%, 10/31/2032	1,000	958
3.750%, 11/30/2032	500	479
3.750%, 02/28/2033	1,600	1,529
3.625%, 08/15/2028	2,000	1,974
3.625%, 08/31/2029	500	490
3.625%, 03/31/2030	200	195
3.625%, 09/30/2031	500	481
3.500%, 09/30/2027	350	347
3.500%, 10/15/2028	2,700	2,655
3.500%, 12/15/2028	100	98
3.500%, 02/15/2033	300	282
3.375%, 09/15/2027	500	496
3.375%, 11/30/2027	200	198
3.375%, 12/31/2027	3,150	3,113
3.375%, 02/29/2028	2,600	2,566
3.375%, 09/15/2028	300	294
2.875%, 05/15/2028	250	244

Total U.S. Treasury Obligations
(Cost $88,701) ($ Thousands)		85,867

26	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 25.2%
Communication Services — 1.8%
Alphabet
5.500%, 02/15/2046	$100	$93
4.800%, 02/15/2036	45	43
4.700%, 11/15/2035	60	57
4.500%, 05/15/2035	100	95
AT&T
5.400%, 02/15/2034	250	248
3.650%, 06/01/2051	375	238
Charter Communications Operating
5.850%, 12/01/2035	150	140
5.250%, 04/01/2053	200	147
Comcast
5.350%, 05/15/2053	150	122
5.168%, 01/15/2037 (A)	150	140
3.969%, 11/01/2047	150	102
Meta Platforms
6.450%, 05/15/2066	100	92
5.625%, 11/15/2055	50	42
5.500%, 11/15/2045	100	86
5.400%, 08/15/2054	120	98
5.250%, 05/15/2036	60	57
4.875%, 11/15/2035	50	47
4.750%, 08/15/2034	25	24
4.300%, 08/15/2029	30	30
Rogers Communications
4.550%, 03/15/2052	100	75
Space Exploration Technologies
5.350%, 07/15/2031 (A)	100	97
T-Mobile USA
5.125%, 05/15/2032	150	149
4.850%, 01/15/2029	250	250
Verizon Communications
5.000%, 01/15/2036	50	47
3.400%, 03/22/2041	350	260
2.100%, 03/22/2028	250	240
Walt Disney
7.750%, 12/01/2045	200	240
		3,259
Consumer Discretionary — 1.5%
Alibaba Group Holding
2.700%, 02/09/2041	75	54
Amazon.com
6.100%, 07/09/2056	50	48
5.800%, 03/13/2056	30	27
5.300%, 07/09/2036	50	49
4.875%, 03/13/2036	30	29
4.650%, 11/20/2035	100	94
4.250%, 03/13/2031	35	34
4.000%, 03/13/2029	250	246
2.875%, 05/12/2041	150	106
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Honda Finance MTN
5.050%, 07/10/2031	$100	$99
4.450%, 10/22/2027	100	100
AutoZone
5.125%, 06/15/2030	100	101
Council of Europe Development Bank
4.500%, 01/15/2030	80	80
Expedia Group
5.500%, 04/15/2036	75	73
Ford Motor Credit
6.050%, 03/05/2031	250	252
General Motors Financial
5.900%, 01/07/2035	200	202
5.450%, 01/08/2036	100	98
Home Depot
3.950%, 09/15/2030	125	121
3.300%, 04/15/2040	150	117
Lowe's
5.000%, 04/15/2033	100	99
2.800%, 09/15/2041	150	103
Marriott International
5.300%, 05/15/2034	100	99
McDonald's
5.450%, 08/14/2053	150	138
O'Reilly Automotive
5.100%, 03/12/2036	100	97
President and Fellows of Harvard College
4.887%, 03/15/2030	100	101
PulteGroup
4.250%, 03/01/2031	50	48
Starbucks
5.000%, 02/15/2034	56	55
Toyota Motor Credit MTN
4.800%, 01/05/2034	200	195
		2,865
Consumer Staples — 1.5%
Altria Group
4.875%, 02/04/2028	100	101
Anheuser-Busch InBev Worldwide
3.500%, 06/01/2030	250	239
BAT Capital
7.079%, 08/02/2043	300	323
Campbell's
4.750%, 03/23/2035	40	37
Coca-Cola
2.875%, 05/05/2041	100	74
Constellation Brands
4.800%, 01/15/2029	250	250
JBS
6.500%, 12/01/2052	250	242
Keurig Dr Pepper
4.600%, 05/15/2030	100	98

Adviser Managed Trust	27

SCHEDULE OF INVESTMENTS

July 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
5.200%, 03/15/2032	$100	$100
Kroger
5.000%, 09/15/2034	125	121
Mondelez International
4.250%, 05/06/2028	100	99
PepsiCo
5.250%, 07/17/2054	100	92
4.500%, 07/17/2029	100	100
Pepsico Singapore Financing I Pte
4.550%, 02/16/2029	150	150
Philip Morris International
5.125%, 02/15/2030	250	252
Procter & Gamble
4.350%, 01/29/2029	150	150
Target
5.000%, 04/15/2035	125	123
Walmart
4.500%, 04/15/2053	200	165
		2,716
Energy — 1.6%
BP Capital Markets America
4.989%, 04/10/2034	250	246
Canadian Natural Resources
2.950%, 07/15/2030	75	70
Chevron USA
4.850%, 10/15/2035	100	98
ConocoPhillips
5.000%, 01/15/2035	100	98
Devon Energy
5.200%, 09/15/2034	100	98
Diamondback Energy
5.400%, 04/18/2034	100	100
Enbridge
6.700%, 11/15/2053	250	262
Energy Transfer
5.950%, 05/15/2054	250	230
Enterprise Products Operating
4.950%, 02/15/2035	100	98
4.850%, 01/31/2034	200	195
Exxon Mobil
4.227%, 03/19/2040	200	176
Kinder Morgan
5.000%, 02/01/2029	200	201
MPLX
5.500%, 06/01/2034	85	85
Occidental Petroleum
5.550%, 10/01/2034	100	100
ONEOK
6.625%, 09/01/2053	250	250
Phillips 66
5.300%, 06/30/2033	125	125
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Shell Finance US
4.125%, 05/11/2035	$100	$93
3.250%, 04/06/2050	150	99
Targa Resources
5.550%, 08/15/2035	100	99
TotalEnergies Capital
5.275%, 09/10/2054	100	89
Williams
4.900%, 03/15/2029	250	250
		3,062
Financials — 8.4%
African Development Bank MTN
3.875%, 06/12/2028	140	139
Ally Financial
5.543%, SOFRINDX + 1.730%, 01/17/2031 (B)	55	55
American Express
5.284%, SOFR + 1.420%, 07/26/2035 (B)	200	199
American International Group
4.850%, 05/07/2030	100	100
Ameriprise Financial
5.350%, 06/15/2036	50	49
Aon North America
5.150%, 03/01/2029	100	101
Ares Capital
5.875%, 03/01/2029	200	201
Arthur J Gallagher
5.150%, 02/15/2035	75	73
Asian Development Bank MTN
4.500%, 08/25/2028	200	201
4.250%, 01/14/2036	165	159
Asian Infrastructure Investment Bank
4.500%, 05/21/2035	80	79
Banco Santander
5.437%, 04/15/2036	200	196
Bank of America
5.744%, SOFR + 1.697%, 02/12/2036 (B)	270	270
5.288%, SOFR + 1.910%, 04/25/2034 (B)	200	199
5.202%, SOFR + 1.630%, 04/25/2029 (B)	250	252
4.623%, SOFR + 1.110%, 05/09/2029 (B)	100	100
Bank of America MTN
2.676%, SOFR + 1.930%, 06/19/2041 (B)	150	106
Bank of Montreal
4.640%, SOFR + 1.250%, 09/10/2030 (B)	100	99

28	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Nova Scotia
4.932%, SOFR + 0.890%, 02/14/2029 (B)	$100	$100
4.247%, SOFR + 0.730%, 02/02/2030 (B)	149	147
Barclays
6.224%, SOFR + 2.980%, 05/09/2034 (B)	250	259
Berkshire Hathaway Finance
2.875%, 03/15/2032	100	91
BlackRock Funding
5.250%, 03/14/2054	100	89
Blackstone Private Credit Fund
6.000%, 11/22/2034	50	47
Blackstone Secured Lending Fund
5.125%, 01/31/2031	75	71
Canadian Imperial Bank of Commerce
5.260%, 04/08/2029	65	66
Capital One Financial
7.624%, SOFR + 3.070%, 10/30/2031 (B)	250	272
Charles Schwab
5.853%, SOFR + 2.500%, 05/19/2034 (B)	200	206
Chubb INA Holdings MTN
5.000%, 03/15/2034	65	64
Citigroup
6.174%, SOFR + 2.661%, 05/25/2034 (B)	100	103
5.592%, H15T5Y + 1.280%, 11/19/2034 (B)	200	201
4.952%, SOFR + 1.463%, 05/07/2031 (B)	100	99
2.904%, SOFR + 1.379%, 11/03/2042 (B)	81	57
Corebridge Financial
6.050%, 09/15/2033	100	103
Deutsche Bank NY
6.819%, SOFR + 2.510%, 11/20/2029 (B)	200	208
European Investment Bank
4.250%, 02/08/2036	40	39
4.000%, 02/15/2029	250	248
3.750%, 03/13/2031	100	97
3.750%, 02/14/2033	200	191
Fidelity National Information Services
4.800%, 03/10/2031	25	25
Fiserv
5.150%, 08/12/2034	100	95
Global Payments
5.550%, 11/15/2035	100	95
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group
6.561%, SOFR + 1.950%, 10/24/2034 (B)	$100	$106
6.484%, SOFR + 1.770%, 10/24/2029 (B)	250	258
5.655%, SOFR + 1.450%, 07/21/2037 (B)	70	70
5.561%, SOFR + 1.580%, 11/19/2045 (B)	50	46
5.541%, SOFR + 1.320%, 01/21/2047 (B)	50	46
5.536%, SOFR + 1.380%, 01/28/2036 (B)	25	25
5.425%, SOFR + 1.310%, 06/03/2037 (B)	25	24
5.387%, H15T5Y + 1.180%, 02/02/2041 (B)	30	28
5.016%, SOFR + 1.420%, 10/23/2035 (B)	80	77
3.436%, SOFR + 1.632%, 02/24/2043 (B)	150	110
HSBC Holdings
6.547%, SOFR + 2.980%, 06/20/2034 (B)	200	209
5.790%, SOFR + 1.880%, 05/13/2036 (B)	200	201
5.546%, SOFR + 1.460%, 03/04/2030 (B)	50	51
ING Groep
5.525%, SOFR + 1.610%, 03/25/2036 (B)	200	199
Inter-American Development Bank
4.375%, 07/17/2034	100	98
Inter-American Development Bank MTN
4.375%, 07/16/2035	150	146
Intercontinental Exchange
5.250%, 06/15/2031	30	30
3.950%, 12/01/2028	40	40
International Bank for Reconstruction & Development
4.750%, 11/14/2033	100	101
4.000%, 01/10/2031	200	197
3.500%, 07/12/2028	250	246
3.500%, 10/28/2030	100	96
International Bank for Reconstruction & Development MTN
4.625%, 01/15/2032	80	80
International Finance MTN
4.250%, 07/02/2029	160	159
JPMorgan Chase
5.572%, SOFR + 1.680%, 04/22/2036 (B)	100	100
5.534%, SOFR + 1.550%, 11/29/2045 (B)	35	33

Adviser Managed Trust	29

SCHEDULE OF INVESTMENTS

July 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.502%, SOFR + 1.315%, 01/24/2036 (B)	$35	$35
5.336%, SOFR + 1.620%, 01/23/2035 (B)	100	100
5.012%, SOFR + 1.310%, 01/23/2030 (B)	250	251
4.864%, SOFR + 0.845%, 07/23/2030 (B)	15	15
4.603%, SOFR + 1.040%, 10/22/2030 (B)	75	74
4.347%, SOFR + 0.840%, 01/22/2032 (B)	375	363
3.109%, TSFR3M + 2.460%, 04/22/2041 (B)	150	113
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/2035 (B)	100	104
Korea Development Bank
4.500%, 02/15/2029	200	200
Kreditanstalt fuer Wiederaufbau
4.125%, 07/15/2033	150	146
4.000%, 03/15/2029	250	248
Lloyds Banking Group
5.668%, H15T1Y + 0.820%, 02/10/2047 (B)	200	189
Marsh & McLennan
5.700%, 09/15/2053	250	235
Mastercard
4.875%, 05/09/2034	100	99
MetLife
5.375%, 07/15/2033	250	254
Mitsubishi UFJ Financial Group
5.441%, H15T1Y + 1.630%, 02/22/2034 (B)	200	201
5.422%, H15T1Y + 1.380%, 02/22/2029 (B)	200	202
Mizuho Financial Group
5.778%, H15T1Y + 1.650%, 07/06/2029 (B)	200	204
Morgan Stanley
5.900%, SOFR + 1.782%, 03/13/2047 (B)	80	77
5.314%, H15T5Y + 1.170%, 01/18/2041 (B)	201	191
5.173%, SOFR + 1.450%, 01/16/2030 (B)	250	251
5.042%, SOFR + 1.215%, 07/19/2030 (B)	100	100
4.809%, SOFRINDX + 1.180%, 04/16/2032 (B)	35	34
4.654%, SOFR + 1.100%, 10/18/2030 (B)	200	198
3.217%, SOFR + 1.485%, 04/22/2042 (B)	50	37
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
5.942%, H15T5Y + 1.800%, 02/07/2039 (B)	$100	$101
Nasdaq
5.950%, 08/15/2053	100	96
NatWest Group
4.964%, H15T1Y + 1.220%, 08/15/2030 (B)	200	200
Nomura Holdings
6.070%, 07/12/2028	200	205
Oesterreichische Kontrollbank MTN
4.125%, 05/29/2029	45	45
PayPal Holdings
5.550%, 06/01/2036	75	74
PNC Financial Services Group
5.373%, SOFR + 1.417%, 07/21/2036 (B)	150	148
4.831%, SOFR + 0.798%, 07/19/2030 (B)	100	100
Prudential Financial MTN
5.200%, 03/14/2035	45	44
Royal Bank of Canada
4.950%, SOFRINDX + 0.950%, 08/05/2032 (B)	200	198
S&P Global
3.900%, 03/01/2062	150	102
Santander UK Group Holdings
5.694%, SOFRINDX + 1.524%, 04/15/2031 (B)	100	101
Sumisho Air Lease
4.850%, 03/24/2031 (A)	100	98
Sumitomo Mitsui Financial Group
5.836%, 07/09/2044	100	97
3.050%, 01/14/2042	200	144
Toronto-Dominion Bank MTN
5.523%, 07/17/2028	200	203
Truist Financial
4.957%, SOFR + 0.875%, 07/23/2030 (B)	50	50
Truist Financial MTN
5.153%, SOFR + 1.571%, 08/05/2032 (B)	100	100
US Bancorp
5.775%, SOFR + 2.020%, 06/12/2029 (B)	250	255
Visa
4.150%, 12/14/2035	125	117
Wells Fargo
5.244%, SOFR + 1.110%, 01/24/2031 (B)	185	186
5.150%, SOFR + 1.500%, 04/23/2031 (B)	40	40
3.068%, SOFR + 2.530%, 04/30/2041 (B)	150	111

30	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
5.198%, SOFR + 1.500%, 01/23/2030 (B)	$250	$252
4.611%, SOFR + 2.130%, 04/25/2053 (B)	100	80
Westpac Banking
5.535%, 11/17/2028	250	256
		15,651
Health Care — 2.6%
Abbott Laboratories
5.500%, 03/15/2056	100	93
4.900%, 11/30/2046	100	88
4.650%, 03/15/2036	70	67
AbbVie
5.050%, 03/15/2034	50	50
4.750%, 03/15/2036	15	14
4.050%, 11/21/2039	250	213
Amgen
5.600%, 03/02/2043	100	96
5.150%, 03/02/2028	250	252
Astrazeneca Finance
5.000%, 02/26/2034	35	35
4.850%, 02/26/2029	65	65
Baxter International
5.650%, 12/15/2035	100	98
Becton Dickinson
5.110%, 02/08/2034	100	99
Bristol-Myers Squibb
5.200%, 02/22/2034	20	20
3.550%, 03/15/2042	250	192
Cardinal Health
5.350%, 11/15/2034	50	50
Cencora
4.900%, 02/13/2036	50	48
Cigna Group
5.600%, 02/15/2054	20	18
5.250%, 02/15/2034	50	50
5.000%, 05/15/2029	150	151
CVS Health
5.625%, 02/21/2053	100	90
5.300%, 06/01/2033	250	249
Elevance Health
5.125%, 02/15/2053	200	170
Eli Lilly
5.700%, 05/20/2066	100	95
5.100%, 02/12/2035	100	100
4.950%, 02/27/2063	100	84
GE HealthCare Technologies
4.950%, 12/15/2035	100	96
Gilead Sciences
5.100%, 06/15/2035	35	35
2.600%, 10/01/2040	100	70
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GlaxoSmithKline Capital
4.875%, 04/15/2035	$100	$97
HCA
4.375%, 03/15/2042	250	205
3.625%, 03/15/2032	250	230
Humana
6.000%, 05/01/2055	100	92
Johnson & Johnson
4.900%, 06/01/2031	65	66
2.100%, 09/01/2040	100	68
Merck
5.200%, 05/22/2036	35	34
4.750%, 12/04/2035	30	29
2.350%, 06/24/2040	250	173
Novartis Capital
4.600%, 11/05/2035	50	48
3.800%, 09/18/2029	45	44
Pfizer
4.200%, 11/15/2030	35	34
Pfizer Investment Enterprises Pte
5.300%, 05/19/2053	150	135
4.650%, 05/19/2030	100	99
Solventum
5.600%, 03/23/2034	100	101
Stryker
4.700%, 02/10/2028	30	30
Takeda Pharmaceutical
5.300%, 07/05/2034	100	99
Thermo Fisher Scientific, Strike Price Fixed
5.546%, 02/12/2046	15	14
2.000%, 10/15/2031	100	87
UnitedHealth Group
5.050%, 04/15/2053	200	172
4.500%, 04/15/2033	200	192
4.250%, 01/15/2029	200	198
		4,935
Industrials — 1.9%
3M
4.800%, 03/15/2030	100	100
AerCap Ireland Capital DAC
5.300%, 01/19/2034	150	148
Boeing
5.705%, 05/01/2040	300	297
Burlington Northern Santa Fe
5.500%, 03/15/2055	105	97
Canadian National Railway
4.375%, 09/18/2034	20	19
Canadian Pacific Railway
4.800%, 03/30/2030	65	65
Carrier Global
3.377%, 04/05/2040	300	233

Adviser Managed Trust	31

SCHEDULE OF INVESTMENTS

July 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services MTN
4.150%, 01/08/2031	$149	$145
CSX
4.900%, 03/15/2055	65	55
Delta Air Lines
3.750%, 10/28/2029	100	96
Fedex Freight Holding
5.250%, 03/15/2036 (A)	35	33
GATX
5.500%, 06/15/2035	75	74
Honeywell Aerospace
4.000%, 03/16/2029 (A)	100	98
Honeywell International
5.250%, 03/01/2054	100	92
John Deere Capital
4.500%, 01/16/2029	250	250
L3Harris Technologies
5.250%, 06/01/2031	75	76
Leidos
5.400%, 03/15/2032	15	15
Lockheed Martin
5.200%, 02/15/2064	100	87
MasTec
5.900%, 06/15/2029	50	51
Norfolk Southern
5.100%, 05/01/2035	100	98
Northrop Grumman
4.650%, 07/15/2030	100	99
Owens Corning
3.950%, 08/15/2029	75	73
PACCAR Financial
4.450%, 08/06/2027	100	100
Regal Rexnord
6.050%, 04/15/2028	150	153
Republic Services
2.375%, 03/15/2033	75	64
RTX
6.400%, 03/15/2054	250	261
Stanley Black & Decker
2.750%, 11/15/2050	50	28
Uber Technologies
4.800%, 09/15/2035	75	71
Union Pacific
4.950%, 05/15/2053	200	172
United Airlines Pass Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	178	181
United Parcel Service
5.050%, 03/03/2053	200	173
Waste Management
4.650%, 03/15/2030	100	100
		3,604
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 2.0%
Accenture Capital
5.300%, 07/10/2033	$50	$50
Amphenol
4.625%, 02/15/2036	100	94
Apple
4.300%, 05/10/2033	200	195
4.000%, 05/10/2028	250	249
2.375%, 02/08/2041	150	103
Broadcom
4.150%, 04/15/2032	200	188
3.500%, 02/15/2041	250	189
Cisco Systems
5.300%, 02/26/2054	100	89
Dell International
5.300%, 04/01/2032	100	100
Hewlett Packard Enterprise
4.550%, 10/15/2029	100	99
HP
6.100%, 04/25/2035	100	103
Intel
5.625%, 02/10/2043	100	92
5.125%, 02/10/2030	250	251
International Business Machines
5.100%, 02/06/2053	200	162
4.500%, 02/06/2028	150	150
Microsoft
4.100%, 02/06/2037	100	92
2.921%, 03/17/2052	200	119
Motorola Solutions
5.400%, 04/15/2034	50	50
NVIDIA
4.950%, 06/15/2036	200	191
NXP BV
5.250%, 08/19/2035	100	97
Oracle
5.700%, 02/04/2036	55	51
5.200%, 09/26/2035	45	40
4.700%, 09/27/2034	50	44
4.500%, 05/06/2028	250	247
3.600%, 04/01/2040	250	173
QUALCOMM
4.650%, 05/20/2035	100	96
Roper Technologies
4.450%, 09/15/2030	50	49
Salesforce
5.550%, 03/15/2036	150	146
Synopsys
5.700%, 04/01/2055	100	92
Texas Instruments
5.050%, 05/18/2063	150	125
		3,726

32	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Materials — 0.6%
Berry Global
5.650%, 01/15/2034	$75	$76
BHP Billiton Finance USA
5.250%, 09/08/2033	150	150
CRH America Finance
4.400%, 02/09/2031	75	73
Dow Chemical
5.350%, 03/15/2035	100	97
Ecolab
4.300%, 06/15/2028	100	100
LYB International Finance III
4.200%, 05/01/2050	75	53
Martin Marietta Materials
3.200%, 07/15/2051	50	31
Nutrien
5.350%, 05/29/2036	75	73
Rio Tinto Finance USA
5.125%, 03/09/2053	150	132
Sherwin-Williams
2.300%, 05/15/2030	100	91
Smurfit Westrock Financing DAC
5.418%, 01/15/2035	200	199
Southern Copper
5.350%, 06/24/2036	50	49
Vale Overseas
6.125%, 06/12/2033	75	78
		1,202
Real Estate — 0.9%
Alexandria Real Estate Equities
5.625%, 05/15/2054	100	90
5.250%, 05/15/2036	45	43
American Tower
5.450%, 02/15/2034	100	100
5.200%, 02/15/2029	100	101
AvalonBay Communities
4.350%, 12/01/2030	40	39
Boston Properties
5.750%, 01/15/2035	75	75
Crown Castle
4.900%, 09/01/2029	100	100
Equinix Europe 2 Financing
5.500%, 06/15/2034	55	54
Extra Space Storage
5.400%, 06/15/2035	75	74
Host Hotels & Resorts
5.500%, 04/15/2035	100	98
Mid-America Apartments
4.650%, 01/15/2033	50	48
Prologis
5.250%, 06/15/2053	100	90
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Storage Operating
5.000%, 12/15/2035	$75	$73
Realty Income
4.750%, 02/15/2029	250	250
Simon Property Group
4.750%, 09/26/2034	40	39
4.375%, 10/01/2030	100	98
Ventas Realty
5.000%, 02/15/2036	20	19
VICI Properties
5.750%, 04/01/2034	100	99
Welltower OP
4.500%, 07/01/2030	100	99
		1,589
Utilities — 2.4%
AEP Transmission
5.400%, 03/15/2053	150	136
American Water Capital
5.700%, 09/01/2055	75	71
Arizona Public Service
5.100%, 03/15/2036	75	72
Atmos Energy
5.450%, 01/15/2056	75	69
CenterPoint Energy Resources
5.400%, 07/01/2034	50	50
Consolidated Edison of New York
3.950%, 04/01/2050	150	110
Constellation Energy Generation
5.875%, 01/15/2066	50	46
Consumers Energy
4.700%, 01/15/2030	60	60
DTE Energy
5.100%, 03/01/2029	100	101
Duke Energy Carolinas
5.750%, 06/15/2056	75	71
5.400%, 01/15/2054	150	136
4.850%, 01/15/2034	200	195
Edison International
4.800%, 03/15/2031	75	73
Entergy Louisiana
5.150%, 09/15/2034	125	124
Evergy Kansas Central
5.300%, 07/01/2036	75	74
Eversource Energy
5.450%, 03/01/2028	250	253
Exelon
5.150%, 03/15/2028	250	252
Georgia Power
4.950%, 05/17/2033	250	247
Jersey Central Power & Light
4.400%, 01/15/2031	75	73

Adviser Managed Trust	33

SCHEDULE OF INVESTMENTS

July 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
National Rural Utilities Cooperative Finance
4.120%, 09/16/2027	$60	$60
National Rural Utilities Cooperative Finance MTN
4.750%, 02/07/2028	15	15
NextEra Energy Capital Holdings
5.250%, 02/28/2053	150	129
4.900%, 02/28/2028	250	251
NiSource
5.350%, 04/01/2034	100	100
Oncor Electric Delivery
5.800%, 04/01/2055	75	71
Pacific Gas and Electric
6.750%, 01/15/2053	50	50
6.400%, 06/15/2033	150	157
PacifiCorp
5.800%, 01/15/2055	225	203
PG&E Wildfire Recovery Funding
4.377%, 06/01/2039	100	91
PPL Capital Funding
4.125%, 04/15/2030	100	97
Public Service Electric and Gas
5.300%, 08/01/2054	100	90
Public Service of Colorado
5.350%, 05/15/2034	100	100
4.150%, 03/13/2029	100	98
San Diego Gas & Electric
5.350%, 04/01/2053	100	89
Southern California Edison
5.875%, 12/01/2053	150	137
Southern California Gas
6.000%, 06/15/2055	25	24
5.600%, 04/01/2054	50	46
Southwestern Electric Power
5.900%, 04/01/2056	100	94
Union Electric
5.250%, 01/15/2054	100	88
Virginia Electric and Power
5.350%, 01/15/2054	150	133
5.150%, 03/15/2035	100	98
WEC Energy Group
5.625%, H15T5Y + 1.905%, 05/15/2056 (B)	50	49
Wisconsin Power and Light
3.050%, 10/15/2027	75	74
		4,557

Total Corporate Obligations
(Cost $48,687) ($ Thousands)		47,166
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 24.7%
Agency Mortgage-Backed Obligations — 24.0%
FHLMC
6.500%, 02/01/2054 to 09/01/2055	$444	$461
6.000%, 11/01/2053 to 08/01/2055	1,494	1,515
5.500%, 03/01/2054 to 07/01/2056	2,068	2,054
5.000%, 02/01/2053 to 07/01/2056	1,694	1,637
4.500%, 10/01/2052 to 11/01/2052	1,871	1,769
4.000%, 11/01/2052	629	576
3.500%, 07/01/2038 to 09/01/2052	1,948	1,763
3.000%, 04/01/2052	1,538	1,317
2.500%, 12/01/2050 to 10/01/2051	1,621	1,334
2.000%, 04/01/2037 to 09/01/2051	2,626	2,126
FHLMC Multifamily Structured Pass Through Certificates, Ser K070, Cl A2
3.303%, 11/25/2027(B)	100	99
FHLMC Multifamily Structured Pass Through Certificates, Ser K528, Cl A2
4.508%, 07/25/2029	51	51
FHLMC Multifamily Structured Pass-Through Certificates, Ser 158, Cl A2
4.050%, 07/25/2033	350	333
FHLMC Multifamily Structured Pass-Through Certificates, Ser K508, Cl A2
4.740%, 08/25/2028(B)	500	501
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	400	401
FNMA
7.000%, 06/01/2055	158	165
6.500%, 11/01/2053	363	374
6.000%, 09/01/2054 to 03/01/2055	584	594
5.500%, 07/01/2053 to 02/01/2055	979	974
5.000%, 10/01/2045 to 10/01/2053	1,103	1,071
4.000%, 08/01/2052 to 07/01/2055	770	705
3.500%, 01/01/2048 to 04/01/2052	700	628
3.000%, 10/01/2036 to 06/01/2052	1,622	1,433
2.500%, 03/01/2037 to 06/01/2052	4,692	3,911
2.000%, 06/01/2036 to 03/01/2052	6,606	5,312
1.500%, 05/01/2037	786	694
GNMA
6.500%, 01/20/2054 to 08/20/2054	135	139
6.000%, 05/20/2053 to 09/20/2055	679	694
5.500%, 05/20/2054 to 05/20/2056	1,368	1,364
5.000%, 01/20/2053 to 07/20/2056	1,488	1,445
4.500%, 10/20/2052 to 04/20/2056	924	875
4.000%, 10/20/2052 to 05/20/2055	708	649
3.500%, 06/20/2052	983	878
3.000%, 09/20/2051	1,245	1,081
2.500%, 01/20/2051 to 04/20/2052	1,725	1,441
2.000%, 12/20/2050 to 03/20/2052	1,688	1,354
GNMA TBA
6.000%, 08/15/2036	100	102
5.500%, 07/01/2033	100	99

34	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.000%, 08/01/2033	$300	$290
4.500%, 08/01/2023 to 08/15/2039	150	141
3.500%, 08/20/2038 to 08/15/2041	100	87
UMBS TBA
6.000%, 08/01/2033	600	607
5.500%, 08/01/2037	550	544
5.000%, 08/15/2018 to 08/15/2056	650	630
4.000%, 08/15/2056	350	319
3.500%, 08/15/2056	250	222
2.000%, 08/15/2056	300	234
		44,993
Non-Agency Mortgage-Backed Obligations — 0.7%
BANK, Ser 2019-BN21, Cl A5
2.851%, 10/17/2052	275	258
BANK5, Ser 2026-5YR21, Cl A3
5.525%, 04/15/2059	100	101
BBCMS Mortgage Trust, Ser 2024-C24, Cl A5
5.419%, 02/15/2057	150	151
Benchmark Mortgage Trust, Ser 2020-B19, Cl A5
1.850%, 09/15/2053	350	310
BMO Mortgage Trust, Ser C8, Cl A5
5.598%, 03/15/2057(B)	135	137
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/2055(B)	350	328
		1,285

Total Mortgage-Backed Securities
(Cost $46,950) ($ Thousands)		46,278

SOVEREIGN DEBT — 2.0%
Canada Government International Bond
3.750%, 04/26/2028	250	248
Chile Government International Bond
4.850%, 01/22/2029	200	200
Export Development Canada
4.125%, 02/13/2029	90	89
Indonesia Government International Bond
5.100%, 02/10/2054	200	171
Israel Government International Bond
4.500%, 01/13/2031	200	194
Japan Bank for International Cooperation
4.375%, 01/24/2031	200	198
Japan International Cooperation Agency
4.750%, 05/21/2029	200	201
Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Mexico Government International Bond
6.875%, 05/13/2037	$200	$204
6.400%, 05/07/2054	200	180
6.000%, 05/07/2036	200	194
Panama Government International Bond
6.853%, 03/28/2054	200	205
Peruvian Government International Bond
5.875%, 08/08/2054	100	94
3.300%, 03/11/2041	200	150
Philippine Government International Bond
5.000%, 07/17/2033	200	196
Province of Alberta Canada
4.500%, 01/24/2034	250	246
Province of British Columbia Canada
4.800%, 06/11/2035	130	129
Province of Ontario Canada
4.200%, 01/18/2029	250	249
Province of Quebec Canada
4.500%, 09/08/2033	250	246
3.625%, 04/13/2028	200	197
Republic of Poland Government International Bond
5.125%, 09/18/2034	100	99
Total Sovereign Debt
(Cost $3,749) ($ Thousands)		3,690

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
FFCB
3.750%, 04/09/2029	350	345
FHLB
4.000%, 06/30/2028	250	249
FNMA
0.875%, 08/05/2030	550	479

Total U.S. Government Agency Obligations
(Cost $1,080) ($ Thousands)		1,073

ASSET-BACKED SECURITIES — 0.4%
Automotive — 0.2%
CarMax Auto Owner Trust, Ser 2026-2, Cl A3
4.220%, 06/16/2031	100	99
GM Financial Consumer Automobile Receivables Trust, Ser 2026-1, Cl A3
3.840%, 05/16/2031	42	42
Honda Auto Receivables Owner Trust, Ser 2025-4, Cl A3
3.980%, 06/17/2030	100	99

Adviser Managed Trust	35

SCHEDULE OF INVESTMENTS

July 31, 2026

Core Fixed Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A3
4.360%, 12/17/2029	$125	$125
		365

Credit Cards — 0.1%

American Express Credit Account Master Trust, Ser 2025-1, Cl A
4.560%, 12/17/2029	100	100
Capital One Multi-Asset Execution Trust, Ser 2024-A1, Cl A
3.920%, 09/15/2029	100	100
		200

Other — 0.1%

Verizon Master Trust, Ser 2025-5, Cl A1A
4.400%, 06/20/2031	106	105

Total Asset-Backed Securities
(Cost $674) ($ Thousands)		670

MUNICIPAL BONDS — 0.1%
California — 0.1%
State of California, GO
4.350%, 11/01/2032	150	146

New York — 0.0%
City of New York New York, Sub-Ser-Ser H, GO
5.796%, 02/01/2052	95	92

Total Municipal Bonds
(Cost $247) ($ Thousands)		238

Total Investments in Securities — 98.9%
(Cost $190,088) ($ Thousands)		$184,982

Percentages are based on Net Assets of $186,991 ($ Thousands).

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2026, the value of these securities amounted to $466 ($ Thousands), representing 0.2% of the Net Assets of the Fund.

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

Cl — Class

DAC — Designated Activity Company

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Mat 1 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Mat 5 Year

MTN — Medium Term Note

Ser — Series

SOFR — U.S. Secured Overnight Financing Rate Index

SOFRINDX — Custom Secured Overnight Financing Rate Index

TBA — To Be Announced

TSFR3M — Term Secured Overnight Financing Rate 3 Months

UMBS — Uniform Mortgage Backed Securities

As of July 31, 2026, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

36	Adviser Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

July 31, 2026

	Diversified Equity Fund	Enhanced Fixed Income Fund	Core Fixed Income Fund
Assets:
Investments, at value†	$357,719	$47,957	$184,982
Affiliated investments, at value††	3,459	235	—
Cash	34,719	240	4,727
Foreign currency, at value †††	278	—	—
Cash pledged as collateral for futures contracts	2,656	—	—
Receivable for fund shares sold	549	73	283
Dividends and interest receivable	177	1	1,622
Receivable for variation margin	118	—	—
Foreign tax reclaim receivable	64	—	—
Receivable for investment securities sold	33	—	—
Prepaid expenses	22	3	12
Total Assets	399,794	48,509	191,626
Liabilities:
Payable for variation margin	157	—	—
Administration fees payable	90	—	2
Shareholder servicing fees payable	86	10	24
Payable for investment securities purchased	29	—	4,556
Professional fees payable	23	3	10
Payable for fund shares redeemed	22	—	8
Investment advisory fees payable	14	4	9
Printing fees payable	14	2	6
Chief Compliance Officer fees payable	1	—	—
Accrued expense payable	21	2	20
Total Liabilities	457	21	4,635
Net Assets	$399,337	$48,488	$186,991
† Cost of investments	$295,512	$47,931	$190,088
†† Cost of affiliated investments	3,459	235	—
††† Cost of foreign currency	275	—	—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$328,291	$48,617	$190,439
Total distributable earnings (accumulated losses)	71,046	(129)	(3,448)
Net Assets	$399,337	$48,488	$186,991
Net Asset Value, Offering and Redemption Price Per Share	$12.15	$10.16	$9.82
	($399,336,820 ÷ 32,877,609 shares)	($48,488,043 ÷ 4,770,303 shares)	($186,990,610 ÷ 19,034,036 shares)

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust	37

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended July 31, 2026

	Diversified Equity Fund	Enhanced Fixed Income Fund	Core Fixed Income Fund
Investment income:
Dividends	$4,663	$2,984	$—
Dividends from affiliated investments(1)	136	12	—
Interest income	1,326	21	8,269
Less: foreign taxes withheld	(103)	—	—
Total investment income	6,022	3,017	8,269
Expenses:
Shareholder servicing fees	944	116	454
Administration fees	755	93	363
Investment advisory fees	755	139	273
Trustee fees	10	1	5
Chief Compliance Officer fees	3	—	1
Professional fees	61	8	15
Custodian/wire agent fees	58	1	5
Printing fees	48	6	18
Registration fees	48	6	23
Proxy fees	1	—	—
Other expenses	63	6	70
Total expenses	2,746	376	1,227
Less:
Waiver of investment advisory fees	(604)	(93)	(164)
Waiver of shareholder servicing fees	—	—	(182)
Waiver of administration fees	(243)	(91)	(277)
Net expenses	1,899	192	604
Net investment income	4,123	2,825	7,665
Net realized gain (loss) on:
Investments	1,117	(2)	108
Futures contracts	10,758	—	—
Foreign currency transactions	(8)	—	—
Net realized gain (loss)	11,867	(2)	108
Net change in unrealized appreciation (depreciation) on:
Investments	53,465	(342)	(3,746)
Futures contracts	(1,411)	—	—
Foreign currency and translation of other assets and liabilities denominated in foreign currency	8	—	—
Net change in unrealized appreciation (depreciation)	52,062	(342)	(3,746)
Net realized and unrealized gain (loss)	63,929	(344)	(3,638)
Net increase in net assets resulting from operations	$68,052	$2,481	$4,027

(1)	See Note 4 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38	Adviser Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended July 31,

	Diversified Equity Fund		Enhanced Fixed Income Fund		Core Fixed Income Fund
	2026	2025	2026	2025	2026	2025
Operations:
Net investment income	$4,123	$3,515	$2,825	$2,376	$7,665	$7,472
Net realized gain (loss)	11,867	50,609	(2)	(700)	108	(249)
Net change in unrealized appreciation (depreciation)	52,062	(61,269)	(342)	(418)	(3,746)	(2,213)
Net increase (decrease) in net assets resulting from operations	68,052	(7,145)	2,481	1,258	4,027	5,010
Distributions	(6,489)	(52,462)	(2,839)	(2,220)	(6,928)	(6,624)
Capital share transactions:(1)
Proceeds from shares issued	121,377	289,250	17,132	37,387	26,490	41,457
Reinvestment of dividends & distributions	6,476	9,072	2,016	1,191	6,910	6,606
Cost of shares redeemed	(54,641)	(321,164)	(3,702)	(47,965)	(16,378)	(44,168)
Net increase (decrease) in net assets derived from capital share transactions	73,212	(22,842)	15,446	(9,387)	17,022	3,895
Net increase (decrease) in net assets	134,775	(82,449)	15,088	(10,349)	14,121	2,281
Net assets:
Beginning of year	264,562	347,011	33,400	43,749	172,870	170,589
End of year	$399,337	$264,562	$48,488	$33,400	$186,991	$172,870

(1)	See Note 5 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust	39

FINANCIAL HIGHLIGHTS

For the years or periods ended July 31,

For a share outstanding throughout the years or periods

	Net asset value, beginning of year or period	Net investment income(1)	Net realized and unrealized gains (losses)(1)	Total from operations	Dividends from net investment income	Distributions from realized gains	Total dividends and distributions	Net asset value, end of year or period	Total return†	Net assets, end of year or period ($ Thousands)	Ratio of net expenses to average net assets		Ratio of expenses to average net assets (excluding waivers and reimbursements)		Ratio of net investment income to average net assets		Portfolio turnover rate†
Diversified Equity Fund
2026	$10.29	$0.12	$1.93	$2.05	$(0.06)	$(0.13)	$(0.19)	$12.15	20.12%	$399,337	0.50%		0.73%		1.09%		6%
2025(2)	11.20	0.14	0.60 *	0.74	(0.18)	(1.47)	(1.65)	10.29	8.44	264,562	0.53	(3)	0.74		1.26		92
2024	9.69	0.16	1.61	1.77	(0.16)	(0.10)	(0.26)	11.20	18.60	347,011	0.50		0.75		1.57		2
2023(4)	8.86	0.14	0.69	0.83	–	–	–	9.69	9.37	323,151	0.50		0.81		1.59		132
2022(5)(6)	10.00	0.01	(1.15)	(1.14)	– ^‡	–	– ^‡	8.86	(11.38)	145	0.50		1.04		0.19		6,822 (7)
Enhanced Fixed Income Fund
2026	$10.20	$0.63	$(0.04)	$0.59	$(0.63)	$–	$(0.63)	$10.16	5.85%	$48,488	0.41	%(8)	0.81	%(8)	6.10	%(10)	1%
2025(2)	10.01	0.68	–	0.68	(0.49)	–	(0.49)	10.20	7.03	33,400	0.42	(9)	0.84		6.75		99

2024	9.83	0.62	0.18	0.80	(0.62)‡	–	(0.62)‡	10.01	8.48	43,749	0.42		0.88		6.29		3
2023(11)	10.00	0.22	(0.18)	0.04	(0.21)‡	–	(0.21)‡	9.83	0.42	39,312	0.41		0.86		4.59		56
Core Fixed Income Fund
2026	$9.97	$0.43	$(0.19)	$0.24	$(0.38)	$(0.01)	$(0.39)	$9.82	2.34%	$186,991	0.33%		0.68%		4.22%		22%
2025	10.06	0.43	(0.14)	0.29	(0.38)	–	(0.38)	9.97	2.94	172,870	0.34	(12)	0.71		4.30		52
2024(13)	10.00	0.23	0.02	0.25	(0.19)	–	(0.19)	10.06	2.53	170,589	0.33		0.69		4.39		84

^	Amount is less than $0.005 per share.

*	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses for that period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡	Includes return of capital of less than $0.005 per share.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	For the period April 10, 2025, through May 20, 2025, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.52%.

(4)	For the period August 1, 2022 through January 31, 2023, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

(5)	For the period April 26, 2022 through July 31, 2022, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

(6)	Commenced operations on March 30, 2022. All ratios for the period have been annualized.

(7)	Portfolio turnover rate reflects the Financial Advisor’s strategy to exercise its investment discretion which leads to the Fund buying and selling securities and other instruments frequently. Please see Note 1 for further details.

(8)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(9)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.41%.

(10)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

(11)	Commenced operations on February 1, 2023. All ratios for the period have been annualized.

(12)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.33%.

(13)	Commenced operations on January 22, 2024. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

40	Adviser Managed Trust

NOTES TO FINANCIAL STATEMENTS

July 31, 2026

1. ORGANIZATION

Adviser Managed Trust (the “Trust”) was established as a Delaware statutory trust under an Agreement and Declaration of Trust dated September 22, 2010. The Trust commenced operations on February 25, 2011.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with three registered funds: Diversified Equity Fund, the Enhanced Fixed Income Fund, and the Core Fixed Income Fund (each a “Fund”, collectively, “the Funds”), each of which is a diversified fund. The Diversified Equity Fund commenced operations on March 30, 2022. The Enhanced Fixed Income Fund commenced operations on February 1, 2023. The Core Fixed Income Fund commenced operations on January 22, 2024. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of the Funds’ investment objectives and strategies.

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Funds. The Funds may not be purchased by any other investor. The Funds are designed to be a component of a broader strategy employed by a third party investment manager (“Financial Adviser”) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Funds, and a money market fund affiliated with the Funds, depending on the Financial Adviser’s evaluation of current market conditions (“Adviser Managed Strategy” or “Strategy”). The Financial Adviser is not the adviser to the Funds, and is not affiliated with SEI Investments Management Corporation (“SIMC”), the adviser to the Funds.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the other funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion of or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser’s notice of its intent to redeem or formal redemption request (collectively, “Redemption Request”) will cause a Fund to liquidate a substantial portion of or substantially all of its assets in order to fulfill the Redemption Request. If the Financial Adviser’s Redemption Request includes all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy.

When the Diversified Equity Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations pending the Financial Adviser’s formal redemption request; and exchange-traded funds (ETFs) that are designed to track the performance of the broad U.S. equity market. When the Enhanced Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal and ETFs that are designed to track the performance of one or more broad fixed income markets. When the Core Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal.

A Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will manage the assets of the Fund. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in a Fund following the Financial Adviser’s redemption of all of its clients’ shares from a Fund. Due to this strategy, a Fund may buy and sell securities and other instruments frequently.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation —Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Fair Value Procedures”). As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a “Pricing Service”). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments. When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s net asset value is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Funds will value the securities using a bid price from at least one independent broker.

Adviser Managed Trust	41

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using rates provided by an independent source.

42	Adviser Managed Trust

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of the Funds’ net assets or involve a material departure in pricing methodology from that of the Funds’ existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with Rule 2a-5 and the Procedures.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares. As a result, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or the Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset.

Adviser Managed Trust	43

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the year ended July 31, 2026, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended July 31, 2026, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedule of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense recognized on the ex-dividend date, and interest income or expense recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion are calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until the repurchase date of the repurchase agreement. The Funds also may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. There were no outstanding repurchase agreements as of July 31, 2026.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, the Funds may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price.

44	Adviser Managed Trust

Additional assets are maintained in a segregated account with the custodian. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of July 31, 2026.

Foreign Currency Translation — The books and records of the Funds’ investments in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, the Funds may enter into forward foreign currency contracts for hedging or speculative purposes with respect to either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedules of Investments for details regarding open forward foreign currency contracts as of July 31, 2026, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedules of Investments for details regarding open futures contracts as of July 31, 2026, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, the Funds may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Funds may also invest in financial option/swaption contracts to enhance its returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss.

Adviser Managed Trust	45

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. The Funds did not hold any option/swaption contracts as of July 31, 2026.

Swap Agreements — To the extent consistent with its investment objective and strategies, the Funds may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price.

Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. In connection with swap agreements securities may be set aside as collateral by the Funds’ custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statements of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between the Funds and a counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty. See Note 3 for further details. The Funds did not hold any swap contracts as of July 31, 2026.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

46	Adviser Managed Trust

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, the Funds may invest in U.S. dollar-denominated fixed - and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). A Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies. As of July 31, 2026, the Funds did not hold any loans.

Collateralized Debt Obligations — To the extent consistent with its investment objective and strategies, the Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the Trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline CDOs that are subordinate structure of the investment and investment results. The Funds did not hold any CDOs or CLOs as of July 31, 2026.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually by the Diversified Equity Fund and quarterly by the Enhanced Fixed Income Fund and Core Fixed Income Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. For US REITs, distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Adviser Managed Trust	47

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026

Segment Reporting — The Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Financial Officer serves as the CODM. The CODM reviews Fund-level financial information, including total returns, expense ratios, changes in net assets, schedules of investments, and other performance and profitability reports, to assess the Fund’s operating results. Each Fund is structured as an investment company and represents a single operating segment. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

3. DERIVATIVE TRANSACTIONS

The Funds are subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net their total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared Over the Counter (“OTC”) derivatives.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

48	Adviser Managed Trust

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of July 31, 2026 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Diversified Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$154	*	Unrealized depreciation on futures contracts	$1,092	*
Total Derivatives not accounted for as hedging instruments		$154			$1,092

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended July 31, 2026:

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Diversified Equity Fund
Equity contracts	$—	$—	$10,758	$—	$—	$10,758
Total	$—	$—	$10,758	$—	$—	$10,758

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Diversified Equity Fund
Equity contracts	$—	$—	$(1,411)	$—	$—	$(1,411)
Total	$—	$—	$(1,411)	$—	$–	$(1,411)

The following table discloses the average quarterly balances of the Funds' derivative activity during the year ended July 31, 2026 ($ Thousands):

Diversified Equity Fund
Futures Contracts:
Average Notional Balance Long	$41,199

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration & Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to the Funds. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of the Funds.

The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Administration and Transfer Agency Agreement under which the

Administrator provides administrative and transfer agency services for annual fees, based on the average daily net assets of the Funds.

SEI Investments Distribution Co. (the “Distributor”), serves as the Funds’ Distributor pursuant to a distribution agreement with the Trust. The Funds have adopted a shareholder services plan (the “Service Plan”) with respect to the Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at an annual rate of average daily net assets of the Shares. The Funds’ Service Plan provides that shareholder servicing fees on the Shares will be paid to the Distributor, which may be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to the Shares.

The Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for the Funds until November 30, 2026, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs associated with litigation- or tax-related services, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds' business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if the Funds’ total operating costs exceed the applicable thresholds and will not affect the Funds’ total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of the Funds’ actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

Adviser Managed Trust	49

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026

The Funds’ adviser, the Funds’ administrator and/ or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the expense limitations for the Funds:

	Advisory Fee	Shareholder Servicing Fee	Contractual Expense Limitation*	Voluntary Expense Limitation^
Diversified Equity Fund	0.20%	0.25%	0.75%	0.50%
Enhanced Fixed Income Fund	0.30%**	0.25%	0.92%	0.41%
Core Fixed Income Fund	0.15%	0.25%	0.70%	0.33%

*	Effective November 30, 2023, the Funds’ administrator and its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of each Fund’s business) from exceeding the amounts listed above. This fee waiver and reimbursement agreement was extended and will remain in effect until November 30, 2026. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Funds.

**	SIMC has contractually agreed to waive its advisory fee as necessary to keep the advisory fee paid by the Fund during its fiscal year from exceeding 0.10%. This fee waiver agreement shall remain in effect until November 30, 2026. The agreement may be amended or terminated only with the consent of the Board of Trustees.

^	The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor voluntarily waived and/or reimbursed a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs associated with litigation- or tax-related services, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The following is a summary of annual fees payable to the Administrator:

	Contractual Fees
	First $2.5 Billion	Next $500 Million	Over $3 Billion
Diversified Equity Fund	0.2000%	0.1650%	0.1200%

	Contractual Fees
	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Enhanced Fixed Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Core Fixed Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%

50	Adviser Managed Trust

As of July 31, 2026, SIMC has entered into an investment sub-advisory agreement with the following party and pays the sub-adviser out of the fee that it receives from the Funds. When a Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to that Fund, and a sub-adviser will not be used.

Investment Sub-Adviser

Diversified Equity Fund

SSGA Funds Management, Inc.

Core Fixed Income Fund

SSGA Funds Management, Inc.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on Fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that Fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the year ended July 31, 2026.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers or directors of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the

Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations and the effect on the Funds’ expense ratios, as a percentage of the Funds’ average daily net assets for the year ended July 31, 2026, can be found on the Financial Highlights, if applicable.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. The Funds may also purchase securities of certain companies with which it is affiliated to the extent these companies are represented in an index that the Adviser or Sub-Adviser is passively seeking to replicate in accordance with the Funds’ investment strategy.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of, and during the year ended July 31, 2026, the Trust had not participated in the Program.

5. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the year ended July 31, (Thousands):

	Diversified Equity Fund		Enhanced Fixed Income Fund		Core Fixed Income Fund
	2026	2025	2026	2025	2026	2025
Shares Issued	11,368	28,709	1,659	3,718	2,634	4,153
Shares Issued in Lieu of Dividends and Distributions	589	785	196	119	689	663
Shares Redeemed	(4,796)	(34,756)	(358)	(4,936)	(1,624)	(4,442)
Increase/(Decrease) in capital share transactions	7,161	(5,262)	1,497	(1,099)	1,699	374

Adviser Managed Trust	51

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments during the year ended July 31, 2026, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Diversified Equity Fund
Purchases	$—	$91,093	$91,093
Sales	—	20,336	20,336
Enhanced Fixed Income Fund
Purchases	—	15,377	15,377
Sales	—	373	373
Core Fixed Income Fund
Purchases	40,467	13,093	53,560
Sales	30,197	7,964	38,161

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings (loss), as appropriate, in the period that the differences arise.

The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs, paydowns and investments in PFICs.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Diversified Equity Fund
	2026	$3,608	$2,881	$—	$6,489
	2025	8,118	44,344	—	52,462
Enhanced Fixed Income Fund
	2026	2,839	—	—	2,839
	2025	2,220	—	—	2,220
Core Fixed Income Fund
	2026	6,854	74	—	6,928
	2025	6,624	—	—	6,624

As of July 31, 2026, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Diversified Equity Fund	$4,324	$5,010	$—	$61,712	$71,046
Enhanced Fixed Income Fund	150	—	(301)	22	(129)
Core Fixed Income Fund	1,357	303	—	(5,108)	(3,448)

Post-October losses represent losses realized on investment transactions from November 1, 2025 through July 31, 2026 that in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total* ($ Thousands)
Enhanced Fixed Income Fund	$45	$256	$301
*	During the year ended July 31, 2026, the Funds listed below utilized capital loss carryforwards to offset capital gains:

Amount Utilized ($ Thousands)
Core Fixed Income Fund	$47

For Federal income tax purposes, the cost of securities owned at July 31, 2026, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in passive foreign investment companies, mark-to-market of futures contracts, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

52	Adviser Managed Trust

The aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds at July 31, 2026, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Diversified Equity Fund	$299,464	$80,829	$(19,117)	$61,712
Enhanced Fixed Income Fund	48,169	365	(343)	22
Core Fixed Income Fund	190,090	217	(5,325)	(5,108)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of July 31, 2026, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds did not pay any federal or state and local income taxes. Certain Funds paid income taxes in foreign jurisdictions for the year ended July 31, 2026. Cash paid for income taxes, net of refunds received, were as follows ($ Thousands):

	Diversified Equity Fund	Enhanced Fixed Income Fund	Core Fixed Income Fund
Income Taxes by Foreign Jurisdiction:
France	$15	$–	$–
Germany	13	–	–
Italy	8	–	–
Japan	28	–	–
Spain	7	–	–
Sweden	6	–	–
Switzerland	14	–	–
Other*	20	–	–
Total Income Taxes Paid, Net of Refunds	$111	$–	$–

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Funds.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in the Funds. Please review the Funds’ prospectus for additional disclosures regarding the principal risks associated with investing in the Funds.

Adviser Managed Strategy Risk — The Funds are a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients’ assets among the Funds and a money market fund affiliated with the Funds. These asset shifts among the Funds in the Adviser Managed Strategy (i.e., an exchange of shares of one fund for shares of another fund) will be a taxable event to an investor unless the investor is investing in the Funds through a tax-deferred arrangement. As part of the Adviser Managed Strategy, substantial portions or substantially all of a Fund’s shares may be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of a Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies and the realization of significant taxable gains. If notified by the Financial Adviser of an upcoming redemption request, a Fund may begin to liquidate substantial portions or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash, and a Fund will not be invested pursuant to its investment strategy during such time. Further, it is possible that, subsequent to providing such notice of an expected redemption, the Financial Adviser may withdraw that notice due to the Adviser Managed Strategy, at which point a Fund may then repurchase securities to invest to strategy resulting in the same detrimental effects to the portfolio as large share redemptions and purchases. When a Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, a Fund may be forced to sell securities at below current market values or a Fund’s selling activity may drive down the market value of securities being sold. A Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if a Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, a Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When a Fund receives a large purchase order as a result of the Adviser Managed Strategy, a Fund may be required to rapidly purchase portfolio securities. This may cause a Fund to incur higher than normal transaction costs or may require a Fund to purchase portfolio securities at above current market values. Further, a Fund’s purchasing activity may drive up the market value of securities being purchased or a Fund may be required to purchase portfolio securities at a time when the portfolio managers would not otherwise recommend doing so. When a Fund is not an active component of the Adviser Managed Strategy, a Fund’s investments may not be consistent with a Fund’s investment goal, and a Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Adviser Managed Trust	53

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026

Asset Allocation Risk — The risk that SIMC’s decisions regarding allocation of a Fund’s assets among Indexes and for direct management will not anticipate market trends successfully.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of a Fund’s investments in securities denominated in and/or receiving revenues in foreign currencies, the Funds will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Funds’ investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds’ assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of the Funds’ portfolio investments and could result in disruptions in the trading markets.

54	Adviser Managed Trust

Derivatives Risk — A Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and leverage risk and liquidity risk are described below. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund’s use of forward contracts and swap agreements is also subject to valuation risk and credit risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described below. Each of these risks could cause a Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. A Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. A Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that a Fund and its shareholders directly bear in connection with a Fund’s operations.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds.

Investment Style Risk — The risk that a Fund’s investment approach may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on a Fund’s share price and may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Portfolio Turnover Risk — Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect a Fund’s performance.

Real Estate Investment Trust (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Adviser Managed Trust	55

NOTES TO FINANCIAL STATEMENTS (Concluded)

July 31, 2026

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Tracking Error Risk — The risk that a Fund’s performance may vary substantially from the performance of the Indexes it tracks as a result of cash flows, Fund expenses, imperfect correlation between a Fund’s investments and the Indexes’ components and other factors.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company (“SEI”). As of July 31, 2026, SPTC held of record the following percentage of outstanding shares:

Diversified Equity Fund	99.97%
Enhanced Fixed Income Fund	99.78%
Core Fixed Income Fund	100.00%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the Financial Adviser. SPTC maintains omnibus accounts at the Funds’ transfer agent.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

56	Adviser Managed Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

Adviser Managed Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Adviser Managed Trust, comprised of the Diversified Equity Fund, Enhanced Fixed Income Fund, and Core Fixed Income Fund (collectively, the Funds), including the schedules of investments, as of July 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements), and the financial highlights for each of the years or periods in the four-year period then ended and for the period from March 30, 2022 to July 31, 2022. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended and for the period from March 30, 2022 to July 31, 2022, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

September 23, 2026

Adviser Managed Trust	57

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a July 31, 2026 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2026 year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended July 31, 2026, the Fund is designating the following items with regard to distributions paid during the year:

Fund	(A) Long Term Capital Gains Distributions (Tax Basis)	(B) Return of Capital (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	(D) Dividends Qualifying for Corporate Dividends Rec. Deduction(1)
Diversified Equity Fund	44.41%	0.00%	55.59%	100.00%	42.47%
Enhanced Fixed Income Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Core Fixed Income Fund	1.06%	0.00%	98.94%	100.00%	0.00%

Fund	(E) Qualifying Dividend Income (15% Tax Rate for QDI)(2)	(F) U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income Deduction(6)
Diversified Equity Fund	57.33%	0.00%	12.11%	100.00%	3.71%
Enhanced Fixed Income Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Core Fixed Income Fund	0.00%	0.00%	0.00%	100.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” is reflected as a percentage of “Ordinary Income Distributions.” It is the intention of each of the aforementioned funds to designate the maximum amount permitted by the law. The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2026. Complete information will be computed and reported in conjunction with your 2026 Form 1099-DIV.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents the amount of ordinary dividend income that qualified for 20% Business Income Deduction.

Items (A), (B) and (C) are based on the percentage of the Fund’s total distribution.

Items (D) and (E) are based on the percentage of ordinary income distributions of the Fund. Item (F) is based on the percentage of gross income of the Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

58	Adviser Managed Trust

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Adviser Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to a separate sub-advisory agreement with SIMC (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), SSGA Funds Management, Inc. (the “Sub-Adviser”) is contractually engaged to provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of two series of the Trust: the Diversified Equity Fund and the Core Fixed Income Fund. The Sub-Adviser is also responsible for managing its employees who provide services to the Funds. The Sub-Adviser was selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Adviser’s skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Fund and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Adviser with respect to the Funds. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Adviser, including information about SIMC’s and the Sub-Adviser’s affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Adviser.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Adviser regarding: (i) the quality of SIMC’s and the Sub-Adviser’s investment management and other services; (ii) SIMC’s and the Sub-Adviser’s investment management personnel; (iii) SIMC’s and the Sub-Adviser’s operations and financial condition; (iv) SIMC’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Adviser, compared with fees each charge to comparable accounts; (vi) with the exception of the Core Fixed Income Fund, the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Adviser’s profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Adviser’s expertise and resources in domestic and/or international financial markets; and (xii) with the exception of the Core Fixed Income Fund, the Funds’ performance, where available, over various periods of time compared with the Fund’s benchmark indexes and peer groups of mutual funds prepared by Broadridge.

Adviser Managed Trust	59

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited) (Concluded)

At the December 8-10, 2025 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved a brief extension of the Investment Advisory Agreements to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Investment Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2026 was held on March 31-April 2, the Investment Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 8-10, 2025 meeting to extend the Investment Advisory Agreements until the March 31-April 2, 2026 meeting. In evaluating whether to approve the extension of the Investment Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the March 31-April 2, 2026 meeting, the Board evaluated the Investment Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Adviser to the Funds and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Adviser to the Funds and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered a Fund’s performance relative to its peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor the Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report, which included metrics on net total return and performance consistency for each Fund, except the Core Fixed Income Fund, and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory. In connection with the renewal of the Sub-Advisory Agreement, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Adviser was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of the Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included with respect to the Enhanced Fixed Income and Diversified Equity Funds various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels (except with respect to the Diversified Equity Fund), actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ contractual and voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap, and concluded that SIMC, through waivers, would maintain the Funds’ net operating expenses at competitive levels for its distribution channels. The Board also took into consideration compensation earned or that would be earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized or would realize other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to the Sub-Adviser, the Board took into account the fact that the Sub-Adviser is compensated by SIMC and not by the applicable Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses or projected expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Adviser and its affiliates may have realized or would realize other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

60	Adviser Managed Trust

Profitability. With regard to profitability, the Trustees considered compensation flowing or proposed to be flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability or proposed levels were reasonable. As with the fee levels, when considering the profitability of the Sub-Adviser, the Board took into account the fact that compensation with respect to the unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of the Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid or to be paid to the Sub-Adviser have or would have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability or estimated profitability of SIMC and the Sub-Adviser individually is reasonable and supported the renewal of each Investment Advisory Agreement.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Adviser Managed Trust	61

ADVISER MANAGED TRUST ANNUAL FINANCIALS AND OTHER INFORMATION JULY 31, 2026

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

AMT (7/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & Chief Executive Officer
(Principal Executive Officer)

Date: October 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & Chief Executive Officer
(Principal Executive Officer)

Date: October 5, 2026

By	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller & Chief Financial Officer
(Principal Financial Officer)

Date: October 5, 2026